Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.7%
Allegro CLO II-S Ltd.
Series 2014-1RA, Class D,
3-Month LIBOR + 5.75%, 6.01% (A), 10/21/2028 (B)	$ 8,050,000	$ 7,849,169
AMMC CLO XIII Ltd.
Series 2013-13A, Class B2L1,
3-Month LIBOR + 6.44%, 6.70% (A), 07/24/2029 (B)	1,316,000	1,278,748
Ares XXXIIR CLO Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 8.56% (A), 05/15/2030 (B)	3,400,000	3,095,989
Ares XXXIV CLO Ltd.
Series 2015-2A, Class ER,
3-Month LIBOR + 6.85%, 7.09% (A), 04/17/2033 (B)	2,100,000	2,086,999
Ares XXXVII CLO Ltd.
Series 2015-4A, Class DR,
3-Month LIBOR + 6.15%, 6.39% (A), 10/15/2030 (B)	2,000,000	1,955,286
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 7.51% (A), 10/15/2030 (B)	4,000,000	3,488,488
Atrium XII
Series 12A, Class ER,
3-Month LIBOR + 5.25%, 5.51% (A), 04/22/2027 (B)	3,000,000	2,897,568
Avery Point VI CLO Ltd.
Series 2015-6A, Class E1,
3-Month LIBOR + 5.50%, 5.64% (A), 08/05/2027 (B)	2,000,000	1,956,792
Series 2015-6A, Class E2,
3-Month LIBOR + 6.00%, 6.14% (A), 08/05/2027 (B)	1,000,000	978,639
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 6.94% (A), 08/05/2027 (B)	3,000,000	2,614,263
Avery Point VII CLO Ltd.
Series 2015-7A, Class E,
3-Month LIBOR + 6.60%, 6.84% (A), 01/15/2028 (B)	2,500,000	2,494,930
Babson CLO Ltd.
Series 2015-IA, Class ER,
3-Month LIBOR + 5.50%, 5.75% (A), 01/20/2031 (B)	3,000,000	2,702,103
Bain Capital CLO DAC
Series 2018-2X, Class D,
3-Month EURIBOR + 3.20%, 3.20% (A), 01/20/2032 (C)	EUR 4,750,000	5,224,021
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class E,
3-Month LIBOR + 7.04%, 7.28% (A), 01/15/2029 (B)	$ 3,950,000	3,926,778

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Barings CLO Ltd.
Series 2015-2A, Class ER,
3-Month LIBOR + 6.45%, 6.70% (A), 10/20/2030 (B)	$ 2,500,000	$ 2,470,935
Benefit Street Partners CLO II Ltd.
Series 2013-IIA, Class DR,
3-Month LIBOR + 6.55%, 6.79% (A), 07/15/2029 (B)	600,000	577,763
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class DR,
3-Month LIBOR + 3.40%, 3.64% (A), 10/15/2034 (B)	2,000,000	1,998,444
BlackRock European CLO VI DAC
Series 6X, Class DE,
3-Month EURIBOR + 3.10%, 3.10% (A), 07/15/2032	EUR 800,000	893,039
Carlyle Global Market Strategies CLO DAC
Series 2020-1X, Class C,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2033 (C)	2,175,000	2,416,887
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA, Class D,
3-Month LIBOR + 5.40%, 5.67% (A), 07/27/2031 (B)	$ 1,000,000	940,933
Carlyle US CLO Ltd.
3-Month LIBOR + 5.40%, 5.65% (A), 10/20/2027	3,250,000	3,115,333
Series 2017-2A, Class D,
3-Month LIBOR + 6.15%, 6.40% (A), 07/20/2031 (B)	3,500,000	3,256,214
CIFC Funding Ltd.
Series 2017-1A, Class E,
3-Month LIBOR + 6.35%, 6.61% (A), 04/23/2029 (B)	750,000	743,573
Dryden 30 Senior Loan Fund
Series 2013-30A, Class ER,
3-Month LIBOR + 5.75%, 5.91% (A), 11/15/2028 (B)	5,000,000	4,876,400
Dryden 55 CLO Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 7.44% (A), 04/15/2031 (B)	3,000,000	2,807,109
Jubilee CLO DAC
Series 2014-11X, Class DR,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2030 (C)	EUR 400,000	446,727
Series 2018-21A, Class DR,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2035 (B)	7,000,000	7,668,555
Laurelin DAC
Series 2016-1X, Class DR,
3-Month EURIBOR + 3.42%, 3.42% (A), 10/20/2031	5,250,000	5,919,406
LCM XXIII Ltd.
Series 23A, Class D,
3-Month LIBOR + 7.05%, 7.30% (A), 10/20/2029 (B)	$ 1,000,000	976,405

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XIV Ltd.
Series 2014-14A, Class ER,
3-Month LIBOR + 5.80%, 6.06% (A), 10/22/2030 (B)	$ 3,100,000	$ 2,984,984
Madison Park Funding XVII Ltd.
Series 2015-17A, Class ER,
3-Month LIBOR + 6.50%, 6.76% (A), 07/21/2030 (B)	925,000	919,473
Madison Park Funding XVIII Ltd.
3-Month LIBOR + 6.35%, 6.61% (A), 10/21/2030	2,200,000	2,172,144
Madison Park Funding XX Ltd.
Series 2016-20A, Class ER,
3-Month LIBOR + 5.30%, 5.57% (A), 07/27/2030 (B)	1,375,000	1,330,370
Madison Park Funding XXVI Ltd.
Series 2007-4A, Class ER,
3-Month LIBOR + 6.50%, 0.00% (A), 07/29/2030 (B)	2,000,000	1,989,960
Man GLG CLO I DAC
Series 1X, Class DRR,
3-Month EURIBOR + 2.45%, 2.45% (A), 10/15/2030	EUR 1,500,000	1,641,058
Man GLG CLO V DAC
Series 5X, Class D1,
3-Month EURIBOR + 3.55%, 3.55% (A), 12/15/2031 (C)	500,000	558,983
Neuberger Berman Loan Advisers CLO
Series 2021-1X, Class D,
3-Month EURIBOR + 3.00%, 3.00% (A), 04/17/2034 (C)	575,000	632,909
Oak Hill European Credit Partners VI DAC
Series 2017-6X, Class D,
3-Month EURIBOR + 2.35%, 2.35% (A), 01/20/2032 (C)	1,500,000	1,641,105
OCP CLO DAC
Series 2017-2X, Class D,
3-Month EURIBOR + 2.75%, 2.75% (A), 01/15/2032 (C)	2,300,000	2,537,376
Octagon Investment Partners 18-R Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 8.49% (A), 04/16/2031 (B)	$ 2,625,000	2,332,578
Signal Peak CLO 4 Ltd.
Series 2017-4A, Class DR,
3-Month LIBOR + 3.20%, 3.32% (A), 10/26/2034 (B)	1,000,000	996,115
St. Paul’s CLO IX DAC
Series 9X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 11/15/2030 (C)	EUR 2,900,000	3,166,492
TICP CLO XII Ltd.
Series 2018-12A, Class DR,
3-Month LIBOR + 3.30%, 3.54% (A), 07/15/2034 (B)	$ 5,300,000	5,306,757

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO I DAC
Series 1X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 10/15/2030 (C)	EUR 1,500,000	$ 1,634,327
Voya CLO Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 5.65%, 5.89% (A), 01/18/2029 (B)	$ 3,000,000	2,806,125
Series 2015-2A, Class ER,
3-Month LIBOR + 5.40%, 5.66% (A), 07/23/2027 (B)	3,000,000	2,867,322
Series 2016-2A, Class DR,
3-Month LIBOR + 7.11%, 7.36% (A), 07/19/2028 (B)	2,000,000	1,978,076
Series 2016-4A, Class E2,
3-Month LIBOR + 6.65%, 6.90% (A), 07/20/2029 (B)	1,088,000	1,059,322

Total Asset-Backed Securities (Cost $123,321,926)		120,212,972

CONVERTIBLE BOND - 0.1%
Energy Equipment & Services - 0.1%
Hi-Crush, Inc.
PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026 (D) (E) (F)	506,850	1,360,385

Total Convertible Bond (Cost $470,086)		1,360,385

CORPORATE DEBT SECURITIES - 66.8%
Aerospace & Defense - 0.4%
Embraer Finance BV
6.95%, 01/17/2028 (B)	1,030,000	1,116,674
Lockheed Martin Corp.
3.10%, 01/15/2023 (G)	1,827,000	1,858,280
Moog, Inc.
4.25%, 12/15/2027 (B)	772,000	774,663
Raytheon Technologies Corp.
3.03%, 03/15/2052	167,000	154,295
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	609,000	634,121

		4,538,033

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	775,000	780,146
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	564,130	540,802
United Parcel Service, Inc.
3.90%, 04/01/2025	302,000	320,340

		1,641,288

Airlines - 0.4%
Air Canada
3.88%, 08/15/2026 (B)	820,000	794,740
American Airlines, Inc.
11.75%, 07/15/2025 (B)	1,415,000	1,713,919
British Airways Pass-Through Trust
2.90%, 09/15/2036 (B)	108,990	107,961
Controladora Mabe SA de CV
5.60%, 10/23/2028 (C)	750,000	838,125

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Holdings, Inc.
4.88%, 01/15/2025	$ 312,000	$ 313,872
United Airlines, Inc.
4.63%, 04/15/2029 (B)	880,000	870,733

		4,639,350

Auto Components - 0.1%
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029 (B)	825,000	796,125
Nemak SAB de CV
3.63%, 06/28/2031 (B)	750,000	692,910

		1,489,035

Automobiles - 0.4%
Ford Motor Co.
3.25%, 02/12/2032	255,000	243,655
4.75%, 01/15/2043	1,830,000	1,872,621
KIA Corp.
1.00%, 04/16/2024 (B)	1,310,000	1,289,400
3.25%, 04/21/2026 (C)	1,500,000	1,553,630

		4,959,306

Banks - 12.1%
ADCB Finance Cayman Ltd.
4.00%, 03/29/2023 (C)	800,000	822,000
4.50%, 03/06/2023 (C)	600,000	617,250
Akbank T.A.S.
6.80%, 02/06/2026 (B)	235,000	233,050
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (H), 6.75% (A) (B) (G)	563,000	627,745
Banco de Bogota SA
6.25%, 05/12/2026 (C)	650,000	689,975
Banco de Credito del Peru
Fixed until 07/01/2025, 3.13% (A), 07/01/2030 (C)	750,000	734,625
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (C) (G)	1,125,000	1,187,100
Banco do Brasil SA
3.25%, 09/30/2026 (B)	765,000	744,345
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (C) (G)	1,500,000	1,572,450
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026 (C)	800,000	812,400
Banco Santander Chile
3.18%, 10/26/2031 (B) (G)	916,000	911,145
Banco Santander SA
Fixed until 03/24/2026, 0.50% (A), 03/24/2027 (C)	EUR 700,000	774,374
1.38%, 01/05/2026 (C)	1,000,000	1,154,285
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	$ 400,000	383,376
2.71%, 06/27/2024	600,000	611,243
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (A), 09/23/2036 (B)	540,000	524,185
Bank Hapoalim BM
Fixed until 01/21/2027, 3.26% (A), 01/21/2032 (C)	220,000	213,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024	$ 915,000	$ 914,333
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	1,175,000	1,185,642
Fixed until 10/24/2050, 2.83% (A), 10/24/2051	155,000	141,908
Fixed until 04/22/2041, 3.31% (A), 04/22/2042	79,000	78,052
Fixed until 03/31/2028, 3.65% (A), 03/31/2029 (C)	EUR 1,170,000	1,515,329
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	$ 829,000	872,177
Fixed until 04/23/2039, 4.08% (A), 04/23/2040	113,000	123,709
6.11%, 01/29/2037	300,000	387,754
Bank of China Ltd.
5.00%, 11/13/2024 (C)	1,000,000	1,077,503
Bank of Montreal
1.50%, 01/10/2025	748,000	740,764
Bank of Nova Scotia
0.40%, 09/15/2023	367,000	361,580
Fixed until 06/04/2025 (H), 4.90% (A)	2,187,000	2,279,947
BankUnited, Inc.
4.88%, 11/17/2025	223,000	241,680
5.13%, 06/11/2030	5,203,000	5,816,027
Barclays PLC
Fixed until 09/23/2030, 3.56% (A), 09/23/2035	1,498,000	1,479,362
Fixed until 12/15/2025 (H), 6.13% (A)	3,500,000	3,722,075
Fixed until 03/15/2022 (H), 7.88% (A) (C)	4,000,000	4,022,408
Fixed until 06/15/2024 (H), 8.00% (A)	2,963,000	3,228,840
BNP Paribas SA
Fixed until 10/14/2026, 0.38% (A), 10/14/2027 (C)	EUR 700,000	767,933
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (C)	900,000	979,660
Fixed until 01/13/2026, 1.32% (A), 01/13/2027 (B)	$ 746,000	711,926
Fixed until 06/30/2026, 1.68% (A), 06/30/2027 (B)	599,000	577,044
Fixed until 04/19/2031, 2.87% (A), 04/19/2032 (B)	729,000	709,296
Fixed until 03/14/2022 (H), 6.75% (A) (B)	3,305,000	3,323,177
BPCE SA
Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (B)	287,000	276,877
CaixaBank SA
1.38%, 06/19/2026 (C)	EUR 900,000	1,033,736
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023	$ 404,000	395,953
0.95%, 10/23/2025 (G)	288,000	276,964
2.25%, 01/28/2025	681,000	686,677
CBQ Finance Ltd.
2.00%, 05/12/2026 (C)	1,000,000	975,934
CIMB Bank Bhd
2.13%, 07/20/2027	2,240,000	2,213,550
Citigroup, Inc.
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	861,000	890,447
4.45%, 09/29/2027	477,000	518,410
4.65%, 07/23/2048	138,000	166,526
5.30%, 05/06/2044	109,000	134,215
5.88%, 02/22/2033	189,000	230,736
6.00%, 10/31/2033	495,000	617,168
Citizens Financial Group, Inc.
2.64%, 09/30/2032	672,000	640,280
3.25%, 04/30/2030	152,000	156,831

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
Fixed until 09/24/2025, 1.00% (A), 09/24/2026 (B)	$ 988,000	$ 945,702
Credit Agricole SA
0.13%, 12/09/2027	EUR 900,000	968,623
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	$ 706,000	673,371
Fixed until 01/23/2024 (H), 7.88% (A) (B) (G)	4,000,000	4,335,000
Fixed until 12/23/2025 (H), 8.13% (A) (B)	1,553,000	1,796,433
Danske Bank A/S
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	565,000	548,446
Fixed until 02/12/2025, 1.38% (A), 02/12/2030 (C) (G)	EUR 1,140,000	1,284,799
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 593,000	607,941
Fixed until 06/26/2025 (H), 7.00% (A) (C)	500,000	536,805
DBS Group Holdings Ltd.
Fixed until 02/27/2025 (H), 3.30% (A) (C)	1,000,000	1,003,940
Development Bank of the Philippines
2.38%, 03/11/2031 (C)	1,000,000	939,008
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022 (C)	1,000,000	1,002,904
First Horizon Bank
5.75%, 05/01/2030	1,119,000	1,311,709
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	570,000	546,233
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	596,000	583,524
3.00%, 06/30/2025 (C) (G)	EUR 800,000	965,590
Fixed until 03/30/2025 (H), 6.38% (A)	$ 4,000,000	4,228,880
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	907,000	883,340
Fixed until 11/16/2026 (H), 5.75% (A)	2,050,000	2,155,062
Fixed until 04/16/2025 (H), 6.50% (A) (G)	1,500,000	1,605,000
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	227,000	216,865
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	610,000	601,341
Fixed until 05/18/2027, 1.64% (A), 05/18/2028 (C)	EUR 620,000	720,277
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	$ 1,356,000	1,349,743
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	297,000	285,240
Fixed until 11/19/2040, 2.53% (A), 11/19/2041	561,000	501,121
Fixed until 04/22/2051, 3.33% (A), 04/22/2052	246,000	247,260
Fixed until 04/30/2024 (H), 6.13% (A)	89,000	92,560
Kookmin Bank
2.50%, 11/04/2030 (C)	800,000	763,936
Lloyds Banking Group PLC
Fixed until 06/27/2026 (H), 6.75% (A) (G)	1,881,000	2,066,749
Fixed until 06/27/2024 (H), 7.50% (A)	2,300,000	2,495,914
Metropolitan Bank & Trust Co.
2.13%, 01/15/2026 (C)	1,000,000	989,974
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	842,000	845,962
3.20%, 07/18/2029	1,900,000	1,951,270

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	$ 1,180,000	$ 1,194,050
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	500,000	501,035
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	1,000,000	1,021,678
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	706,000	692,270
2.15%, 10/07/2022 (B)	831,000	838,195
Natwest Group PLC
Fixed until 02/26/2029, 0.78% (A), 02/26/2030 (C)	EUR 550,000	594,313
Fixed until 06/14/2026, 1.64% (A), 06/14/2027	$ 593,000	571,677
Fixed until 03/02/2025, 1.75% (A), 03/02/2026 (C)	EUR 1,150,000	1,332,618
Fixed until 05/22/2023, 2.36% (A), 05/22/2024	$ 794,000	800,864
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	918,000	873,213
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	811,000	847,084
Fixed until 06/28/2031 (H), 4.60% (A)	562,000	528,280
Fixed until 12/29/2025 (H), 6.00% (A) (G)	1,875,000	1,974,562
Nordea Bank Abp
Fixed until 03/26/2026 (H), 6.63% (A) (B) (G)	2,721,000	3,018,623
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/2024 (C)	750,000	787,843
Powszechna Kasa Oszczednosci Bank Polski SA via PKO Finance AB
4.63%, 09/26/2022 (C)	800,000	816,301
QNB Finance Ltd.
2.75%, 02/12/2027 (C)	1,250,000	1,261,490
3.50%, 03/28/2024 (C)	550,000	568,590
Royal Bank of Canada
2.30%, 11/03/2031	463,000	445,944
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026 (C) (G)	1,500,000	1,584,460
Shinhan Financial Group Co. Ltd.
Fixed until 05/12/2026 (H), 2.88% (A) (B)	900,000	883,107
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	929,000	974,252
Societe Generale SA
3.63%, 03/01/2041 (B)	351,000	330,685
Fixed until 11/18/2030 (H), 5.38% (A) (B) (G)	1,765,000	1,776,473
Fixed until 12/18/2023 (H), 7.88% (A) (B) (G)	2,000,000	2,142,200
Standard Chartered PLC
Fixed until 07/02/2026, 0.90% (A), 07/02/2027 (C)	EUR 1,240,000	1,399,278
Fixed until 04/02/2022 (H), 7.50% (A) (B) (G)	$ 3,488,000	3,514,160
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	500,000	474,100
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 03/25/2024 (B)	1,110,000	1,090,321
SVB Financial Group
Fixed until 02/15/2031 (H), 4.10% (A)	1,378,000	1,301,135
Swedbank AB
1.54%, 11/16/2026 (B) (G)	969,000	943,744
Synovus Bank
Fixed until 02/10/2022, 2.29% (A), 02/10/2023	271,000	271,056

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (A), 05/06/2031	$ 500,000	$ 515,304
Toronto-Dominion Bank
1.25%, 12/13/2024	489,000	481,783
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	988,000	969,562
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	864,000	815,835
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	1,522,000	1,590,282
Fixed until 06/03/2024 (H), 8.00% (A) (C)	2,000,000	2,165,000
United Overseas Bank Ltd.
Fixed until 10/19/2023 (H), 3.88% (A) (C)	2,500,000	2,553,125
US Bancorp
Fixed until 11/03/2031, 2.49% (A), 11/03/2036	988,000	948,673
Valley National Bancorp
Fixed until 06/15/2026, 3.00% (A), 06/15/2031 (G)	231,000	231,315
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	520,000	515,531
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	211,000	203,803
4.30%, 07/22/2027	2,465,000	2,680,528
4.65%, 11/04/2044	345,000	392,683
5.61%, 01/15/2044	45,000	57,607
Woori Bank
5.13%, 08/06/2028 (C)	1,425,000	1,628,156
Zions Bancorp NA
3.25%, 10/29/2029	1,646,000	1,664,564

		149,903,802

Beverages - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	679,000	805,870
Anheuser-Busch InBev SA
1.50%, 04/18/2030 (C)	EUR 615,000	719,347
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 152,000	174,248
4.75%, 01/23/2029	395,000	447,453
Heineken NV
3.50%, 01/29/2028 (B)	1,116,000	1,169,712
Keurig Dr. Pepper, Inc.
4.50%, 11/15/2045	89,000	100,607
PepsiCo, Inc.
2.25%, 03/19/2025	463,000	470,559
2.88%, 10/15/2049	278,000	269,516

		4,157,312

Biotechnology - 0.1%
AbbVie, Inc.
4.05%, 11/21/2039	187,000	202,053
4.25%, 11/21/2049	196,000	218,070
4.50%, 05/14/2035	72,000	81,530
Amgen, Inc.
2.80%, 08/15/2041	278,000	251,206
5.15%, 11/15/2041	78,000	94,222

		847,081

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Carrier Global Corp.
3.38%, 04/05/2040	$ 208,000	$ 205,398
GCC SAB de CV
3.61%, 04/20/2032 (G)	500,000	497,900
Park River Holdings, Inc.
6.75%, 08/01/2029 (B)	812,000	779,520
PGT Innovations, Inc.
4.38%, 10/01/2029 (B)	650,000	625,625
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	845,000	768,950

		2,877,393

Capital Markets - 3.4%
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029 (B)	800,000	814,000
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (H), 4.70% (A)	1,667,000	1,756,601
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.13%, 05/26/2025 (C)	2,048,000	2,132,376
Charles Schwab Corp.
3.85%, 05/21/2025	1,186,000	1,255,923
Fixed until 06/01/2025 (H), 5.38% (A)	2,270,000	2,437,980
Credit Suisse Group AG
Fixed until 02/11/2027 (H), 5.25% (A) (B)	1,667,000	1,662,332
Fixed until 07/17/2023 (H), 7.50% (A) (B)	1,745,000	1,815,917
Fixed until 12/11/2023 (H), 7.50% (A) (B)	1,700,000	1,811,758
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (C)	EUR 1,000,000	1,133,247
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	600,000	680,145
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$ 429,000	430,782
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	424,000	411,744
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	1,024,000	989,522
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	466,000	445,238
1.63%, 07/27/2026 (C)	EUR 1,390,000	1,625,918
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	$ 322,000	305,342
Fixed until 04/22/2041, 3.21% (A), 04/22/2042	66,000	63,916
3.50%, 11/16/2026	500,000	520,394
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	141,000	152,382
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	345,000	388,277
6.75%, 10/01/2037	148,000	200,168
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025 (C)	900,000	931,410
ION Trading Technologies SARL
5.75%, 05/15/2028 (B)	1,005,000	1,010,025
JAB Holdings BV
2.25%, 12/19/2039 (C)	EUR 1,000,000	1,114,697
2.50%, 06/25/2029 (C)	1,000,000	1,214,198
3.75%, 05/28/2051 (B)	$ 250,000	254,297
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	725,000	703,641
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/2025 (C)	3,200,000	3,213,257

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Moody’s Corp.
2.75%, 08/19/2041	$ 96,000	$ 88,284
Morgan Stanley
Fixed until 10/29/2026, 0.41% (A), 10/29/2027	EUR 1,000,000	1,097,995
Fixed until 05/30/2024, 0.79% (A), 05/30/2025	$ 141,000	137,379
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	226,000	220,372
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	441,000	422,942
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	80,000	74,334
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	100,000	96,465
Fixed until 04/22/2041, 3.22% (A), 04/22/2042	11,000	10,831
3.63%, 01/20/2027	1,367,000	1,442,567
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	187,000	203,048
5.00%, 11/24/2025	102,000	111,817
NFP Corp.
4.88%, 08/15/2028 (B)	663,000	644,768
Raymond James Financial, Inc.
3.75%, 04/01/2051	120,000	126,261
SURA Asset Management SA
4.38%, 04/11/2027 (C) (G)	750,000	782,820
4.88%, 04/17/2024 (C)	800,000	834,000
Temasek Financial I Ltd.
2.75%, 08/02/2061 (B)	404,000	388,490
UBS Group AG
0.88%, 11/03/2031 (C)	EUR 700,000	756,730
Fixed until 08/10/2026, 1.49% (A), 08/10/2027 (B)	$ 565,000	538,360
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	1,728,000	1,742,875
Fixed until 01/31/2024 (H), 7.00% (A) (B)	3,225,000	3,408,438

		42,604,263

Chemicals - 1.4%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	361,000	356,800
Braskem Finance BV
4.50%, 01/31/2030 (B)	1,257,000	1,276,949
Braskem Idesa SAPI
6.99%, 02/20/2032 (B)	580,000	575,650
7.45%, 11/15/2029 (C)	540,000	553,975
Celanese US Holdings LLC
0.63%, 09/10/2028	EUR 1,200,000	1,301,773
CF Industries, Inc.
5.38%, 03/15/2044	$ 167,000	202,070
Consolidated Energy Finance SA
5.63%, 10/15/2028 (B)	832,000	777,175
Dow Chemical Co.
4.80%, 11/30/2028	311,000	353,384
Ecolab, Inc.
0.90%, 12/15/2023	212,000	210,316
2.70%, 12/15/2051	84,000	76,133
Equate Petrochemical BV
2.63%, 04/28/2028 (B)	800,000	782,000
Givaudan Finance Europe BV
1.63%, 04/22/2032 (C)	EUR 700,000	832,240
LANXESS AG
0.63%, 12/01/2029 (C)	500,000	546,254
MEGlobal Canada ULC
5.88%, 05/18/2030 (B)	$ 986,000	1,159,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Methanex Corp.
5.13%, 10/15/2027	$ 769,000	$ 778,905
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	535,000	543,084
RPM International, Inc.
2.95%, 01/15/2032	281,000	279,013
4.55%, 03/01/2029	525,000	581,439
Sasol Financing USA LLC
4.38%, 09/18/2026	750,000	740,625
5.50%, 03/18/2031	930,000	909,075
Sherwin-Williams Co.
2.90%, 03/15/2052	183,000	165,933
Syngenta Finance NV
1.25%, 09/10/2027	EUR 700,000	774,990
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	$ 523,000	525,615
Unigel Luxembourg SA
8.75%, 10/01/2026 (B)	900,000	954,009
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 1,200,000	1,361,732
3.13%, 08/15/2051 (G)	$ 101,000	91,116
3.38%, 08/15/2061	95,000	85,440
4.38%, 11/15/2047	132,000	146,287

		16,941,721

Commercial Services & Supplies - 1.2%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B) (G)	515,000	482,813
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	847,000	808,291
APX Group, Inc.
5.75%, 07/15/2029 (B) (G)	820,000	764,650
Bidvest Group UK PLC
3.63%, 09/23/2026 (B)	990,000	973,932
Brink’s Co.
4.63%, 10/15/2027 (B)	770,000	779,756
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	250,000	249,220
5.00%, 09/01/2030	475,000	470,250
Deluxe Corp.
8.00%, 06/01/2029 (B)	810,000	835,815
eHi Car Services Ltd.
7.75%, 11/14/2024 (C)	760,000	729,600
Garda World Security Corp.
4.63%, 02/15/2027 (B)	327,000	319,021
6.00%, 06/01/2029 (B)	708,000	663,538
Harsco Corp.
5.75%, 07/31/2027 (B)	866,000	880,150
Nielsen Finance LLC / Nielsen Finance Co.
5.88%, 10/01/2030 (B)	739,000	740,352
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	730,000	756,572
Sotheby’s
7.38%, 10/15/2027 (B)	735,000	764,400
Sotheby’s / Bidfair Holdings, Inc.
5.88%, 06/01/2029 (B)	500,000	506,250
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/2049	138,000	160,754
Triton Container International Ltd.
0.80%, 08/01/2023 (B)	1,412,000	1,396,092
2.05%, 04/15/2026 (B)	839,000	821,679
3.15%, 06/15/2031 (B)	713,000	699,941

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	$ 285,000	$ 280,531
Wabtec Transportation Netherlands BV
1.25%, 12/03/2027	EUR 950,000	1,059,845
Waste Connections, Inc.
2.20%, 01/15/2032	$ 152,000	143,727
2.95%, 01/15/2052	43,000	39,334

		15,326,513

Communications Equipment - 0.0% (I)
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (B)	400,000	379,069

Construction & Engineering - 0.3%
IHS Holdco BV
8.00%, 09/18/2027 (C)	1,440,000	1,508,400
IHS Holding Ltd.
6.25%, 11/29/2028 (B)	325,000	327,438
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	751,000	763,069
Quanta Services, Inc.
3.05%, 10/01/2041	46,000	41,578
VM Consolidated, Inc.
5.50%, 04/15/2029 (B)	796,000	791,757

		3,432,242

Construction Materials - 0.2%
Cemex SAB de CV
7.38%, 06/05/2027 (B)	600,000	654,585
7.38%, 06/05/2027 (C) (G)	780,000	850,960
Holcim Finance Luxembourg SA
0.50%, 09/03/2030 (C)	EUR 750,000	791,074

		2,296,619

Consumer Finance - 2.6%
Ally Financial, Inc.
Fixed until 05/15/2028 (H), 4.70% (A)	$ 3,000,000	2,970,000
Altice Financing SA
5.00%, 01/15/2028 (B)	1,400,000	1,297,870
American Express Co.
3.40%, 02/22/2024	361,000	373,579
4.20%, 11/06/2025	302,000	325,507
BMW US Capital LLC
3.90%, 04/09/2025 (B)	534,000	565,666
Cobra Acquisition Co. LLC
6.38%, 11/01/2029 (B)	1,150,000	1,118,375
Credit Acceptance Corp.
6.63%, 03/15/2026	964,000	993,171
Curo Group Holdings Corp.
7.50%, 08/01/2028 (B)	755,000	709,700
Enova International, Inc.
8.50%, 09/01/2024 - 09/15/2025 (B)	1,212,000	1,241,737
FCE Bank PLC
1.62%, 05/11/2023 (C)	EUR 900,000	1,022,551
FirstCash, Inc.
4.63%, 09/01/2028 (B)	$ 764,000	728,688
5.63%, 01/01/2030 (B)	305,000	304,841
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	969,000	974,058
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (C)	EUR 1,500,000	1,678,030
2.70%, 06/10/2031	$ 381,000	362,887
2.75%, 06/20/2025	429,000	434,568

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
goeasy Ltd.
4.38%, 05/01/2026 (B) (G)	$ 809,000	$ 809,000
Hyundai Capital America
3.40%, 06/20/2024 (B)	387,000	399,335
5.88%, 04/07/2025 (B)	1,500,000	1,664,854
Hyundai Capital Services, Inc.
1.25%, 02/08/2026 (B) (G)	607,000	582,312
2.50%, 01/24/2027	490,000	487,776
John Deere Capital Corp.
0.45%, 06/07/2024	1,412,000	1,377,729
0.63%, 09/10/2024	288,000	281,149
0.90%, 01/10/2024	445,000	441,188
1.30%, 10/13/2026	215,000	209,349
KB Kookmin Card Co. Ltd.
1.50%, 05/13/2026 (C)	2,000,000	1,934,520
LFS Topco LLC
5.88%, 10/15/2026 (B)	650,000	661,960
PACCAR Financial Corp.
0.80%, 06/08/2023	291,000	289,429
PROG Holdings, Inc.
6.00%, 11/15/2029 (B)	827,000	806,631
Synchrony Financial
2.88%, 10/28/2031	212,000	202,319
4.50%, 07/23/2025	1,178,000	1,252,865
Toyota Motor Credit Corp.
SOFR + 0.22%, 0.27% (A), 03/28/2022	1,275,000	1,274,944
1.90%, 04/06/2028	551,000	537,811
Volkswagen Leasing GmbH
0.38%, 07/20/2026 (C)	EUR 1,000,000	1,103,750
Woori Card Co. Ltd.
1.75%, 03/23/2026 (C)	$ 2,500,000	2,432,166

		31,850,315

Containers & Packaging - 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	305,000	299,324
Klabin Austria GmbH
7.00%, 04/03/2049 (B)	331,000	359,966
LABL, Inc.
5.88%, 11/01/2028 (B)	702,000	695,419
8.25%, 11/01/2029 (B)	128,000	122,560
Sonoco Products Co.
1.80%, 02/01/2025	980,000	973,240

		2,450,509

Distributors - 0.1%
Genuine Parts Co.
1.75%, 02/01/2025	149,000	148,117
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	600,000	609,636

		757,753

Diversified Consumer Services - 0.0% (I)
Ford Foundation
2.82%, 06/01/2070	82,000	79,897

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	534,000	523,984
3.30%, 01/30/2032	605,000	590,718
Azure Orbit IV International Finance Ltd.
4.00%, 01/25/2028 (C)	2,720,000	2,850,033
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B) (G)	805,000	841,225

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
CCBL Cayman 1 Corp. Ltd.
3.88%, 05/16/2029 (C)	$ 1,000,000	$ 1,059,480
CDBL Funding 1
3.50%, 10/24/2027 (C)	3,120,000	3,190,907
CDBL Funding 2
2.00%, 03/04/2026 (C)	1,500,000	1,461,126
China Development Bank Financial Leasing Co. Ltd.
Fixed until 09/28/2025, 2.88% (A), 09/28/2030 (C)	1,000,000	1,004,010
Enact Holdings, Inc.
6.50%, 08/15/2025 (B)	1,073,000	1,134,697
GE Capital International Funding Co. Unlimited
4.42%, 11/15/2035	560,000	636,940
JIC Zhixin Ltd.
2.13%, 08/27/2030 (C)	500,000	474,025
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	943,000	911,287
Lukoil Securities BV
3.88%, 05/06/2030 (B)	500,000	471,250
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	299,991
2.85%, 01/27/2025	1,361,000	1,398,771
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	1,762,000	1,775,231
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	50,000	53,267
Power Finance Corp. Ltd.
3.95%, 04/23/2030 (C) (G)	3,200,000	3,220,289
REC Ltd.
2.25%, 09/01/2026 (C)	2,800,000	2,683,864
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/2029 (B)	491,000	460,313
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048
	166,000	165,808

		25,207,216

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
0.90%, 03/25/2024	1,412,000	1,386,641
3.80%, 12/01/2057	134,000	131,436
3.85%, 06/01/2060	201,000	196,729
4.50%, 05/15/2035	495,000	546,714
4.75%, 05/15/2046	207,000	237,099
4.85%, 07/15/2045	334,000	381,199
4.90%, 08/15/2037	174,000	201,306
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	1,149,000	1,190,743
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	725,000	781,188
Iliad Holding SASU
6.50%, 10/15/2026 (B)	201,000	203,539
7.00%, 10/15/2028 (B)	605,000	614,015
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B)	385,000	387,583
5.38%, 06/15/2029 (B)	830,000	788,954
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (B)	870,000	858,142

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd.
7.38%, 12/01/2031 (C)	$ 400,000	$ 568,919
Telefonica Emisiones SA
5.21%, 03/08/2047	232,000	270,057
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	425,000	343,273
6.50%, 10/15/2027 (B)	675,000	415,274
TELUS Corp.
4.30%, 06/15/2049	64,000	72,976
Verizon Communications, Inc.
2.36%, 03/15/2032 (B)	350,000	332,088
2.55%, 03/21/2031	443,000	431,837
2.85%, 09/03/2041	83,000	77,592
2.99%, 10/30/2056	764,000	670,652
3.00%, 03/22/2027 - 11/20/2060	615,000	613,232
3.40%, 03/22/2041	53,000	52,529
4.02%, 12/03/2029	474,000	514,790
4.27%, 01/15/2036	52,000	58,321
4.40%, 11/01/2034	105,000	117,672
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (B)	539,000	509,242

		12,953,742

Electric Utilities - 2.7%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (C)	800,000	772,896
AEP Transmission Co. LLC
2.75%, 08/15/2051	119,000	106,859
3.80%, 06/15/2049	94,000	100,924
Avangrid, Inc.
3.20%, 04/15/2025	799,000	826,472
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049	49,000	57,432
China Huadian Overseas Development Management Co. Ltd.
Fixed until 05/29/2024 (H), 4.00% (A) (C)	2,750,000	2,849,887
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
Fixed until 12/09/2023 (H), 2.85% (A) (C)	1,160,000	1,172,644
Fixed until 12/09/2025 (H), 3.08% (A) (C)	2,000,000	2,018,800
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	17,000	21,905
Colbun SA
3.15%, 03/06/2030 (C)	1,000,000	964,010
3.15%, 01/19/2032 (B)	565,000	538,733
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	10,000	13,351
DTE Electric Co.
2.95%, 03/01/2050	104,000	99,499
3.95%, 03/01/2049	101,000	113,439
Duke Energy Carolinas LLC
3.75%, 06/01/2045	207,000	216,085
Duke Energy Indiana LLC
3.25%, 10/01/2049	175,000	168,237
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 (B)	925,000	906,509
Electricite de France SA
1.00%, 11/29/2033	EUR 500,000	537,311
5.00%, 09/21/2048 (B)	$ 390,000	453,516
Emera US Finance LP
4.75%, 06/15/2046	66,000	74,134
Enel Finance International NV
2.88%, 07/12/2041 (B)	241,000	214,385

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Energuate Trust
5.88%, 05/03/2027 (C)	$ 520,000	$ 529,105
Engie Energia Chile SA
3.40%, 01/28/2030 (B) (G)	714,000	697,292
Entergy Arkansas LLC
2.65%, 06/15/2051	153,000	135,513
Entergy Mississippi LLC
3.50%, 06/01/2051	36,000	37,071
Entergy Texas, Inc.
4.50%, 03/30/2039	79,000	87,593
Evergy Kansas Central, Inc.
3.45%, 04/15/2050	131,000	132,007
Fenix Power Peru SA
4.32%, 09/20/2027 (C)	743,824	754,059
FirstEnergy Corp.
7.38%, 11/15/2031	139,000	177,909
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	94,000	99,791
FLUVIUS System Operator CVBA
0.63%, 11/24/2031	EUR 700,000	756,060
Georgia Power Co.
4.30%, 03/15/2042	$ 100,000	108,836
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (C)	575,000	553,443
4.75%, 01/15/2051 (B)	500,000	481,255
Inkia Energy Ltd.
5.88%, 11/09/2027 (C) (G)	1,250,000	1,256,175
Interstate Power & Light Co.
3.50%, 09/30/2049	50,000	50,919
Israel Electric Corp. Ltd.
5.00%, 11/12/2024 (C)	1,400,000	1,505,042
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (B)	192,000	189,242
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (C)	723,750	674,897
Lamar Funding Ltd.
3.96%, 05/07/2025 (C)	800,000	791,968
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	265,000	246,095
MidAmerican Energy Co.
2.70%, 08/01/2052	120,000	109,301
Minejesa Capital BV
4.63%, 08/10/2030 (C)	1,100,000	1,078,627
Mississippi Power Co.
3.10%, 07/30/2051	96,000	90,132
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (C)	1,360,000	1,252,832
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (B)	750,000	771,810
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	1,040,000	964,600
Ohio Power Co.
2.90%, 10/01/2051	119,000	108,808
Oklahoma Gas & Electric Co.
3.85%, 08/15/2047	4,000	4,393
OmGrid Funding Ltd.
5.20%, 05/16/2027 (C)	400,000	406,448
Pacific Gas & Electric Co.
3.95%, 12/01/2047	175,000	157,157
4.30%, 03/15/2045	82,000	76,938
PacifiCorp
2.90%, 06/15/2052	167,000	155,668
4.15%, 02/15/2050	156,000	176,247
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	770,000	775,244

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.20%, 08/01/2049	$ 70,000	$ 69,361
Puget Sound Energy, Inc.
4.22%, 06/15/2048	154,000	176,198
Southern California Edison Co.
1.10%, 04/01/2024	983,000	970,213
3.45%, 02/01/2052	239,000	229,732
Southwestern Public Service Co.
4.50%, 08/15/2041	161,000	185,837
SPIC Senior Perpetual Bond Co. Ltd.
Fixed until 05/21/2022 (H), 5.80% (A) (C)	1,205,000	1,221,280
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	601,000	528,880
TenneT Holding BV
0.88%, 06/16/2035	EUR 500,000	540,322
Union Electric Co.
2.95%, 06/15/2027	$ 426,000	439,486
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	992,000	1,006,701

		32,987,515

Electrical Equipment - 0.2%
Emerson Electric Co.
0.88%, 10/15/2026	409,000	387,863
EnerSys
4.38%, 12/15/2027 (B)	690,000	693,450
Hubbell, Inc.
3.35%, 03/01/2026	345,000	358,265
Rockwell Automation, Inc.
2.80%, 08/15/2061	131,000	119,001
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	1,220,000	1,270,830
3.30%, 09/15/2046 (B)	250,000	256,374

		3,085,783

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.
5.45%, 11/15/2079	275,000	343,448
Imola Merger Corp.
4.75%, 05/15/2029 (B)	800,000	778,280
Trimble, Inc.
4.75%, 12/01/2024	54,000	57,781
TTM Technologies, Inc.
4.00%, 03/01/2029 (B)	798,000	760,784
Vontier Corp.
2.95%, 04/01/2031	1,340,000	1,294,078

		3,234,371

Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	732,000	750,776
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027 (B)	1,200,000	1,010,400
Genesis Energy LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	1,171,000	1,159,793
8.00%, 01/15/2027	762,000	767,486
Greenko Mauritius Ltd.
6.25%, 02/21/2023 (C)	1,410,000	1,420,575
Halliburton Co.
4.75%, 08/01/2043	52,000	57,055
4.85%, 11/15/2035	486,000	555,357
Nabors Industries Ltd.
7.25%, 01/15/2026 (B) (G)	500,000	481,070

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Nabors Industries, Inc.
7.38%, 05/15/2027 (B)	$ 815,000	$ 833,248
ReNew Power Pvt Ltd.
6.45%, 09/27/2022 (C)	1,430,000	1,436,292
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	234,000	247,484
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	606,000	616,866
Weatherford International Ltd.
6.50%, 09/15/2028 (B)	455,000	469,337

		9,805,739

Entertainment - 0.1%
Netflix, Inc.
4.63%, 05/15/2029	EUR 1,250,000	1,699,016
Walt Disney Co.
3.80%, 05/13/2060	$ 33,000	35,351

		1,734,367

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.
3.60%, 01/15/2028	62,000	64,752
Boston Properties LP
2.55%, 04/01/2032	420,000	404,246
CMT MTN Pte Ltd.
3.61%, 04/04/2029 (C)	1,000,000	1,060,810
Corporate Office Properties LP
2.90%, 12/01/2033	437,000	411,777
Crown Castle International Corp.
4.30%, 02/15/2029	342,000	371,424
5.20%, 02/15/2049	81,000	98,360
CTR Partnership LP / CareTrust Capital Corp.
3.88%, 06/30/2028 (B)	390,000	386,100
EPR Properties
3.60%, 11/15/2031	239,000	228,697
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (B)	795,000	823,151
Host Hotels & Resorts LP
3.50%, 09/15/2030	961,000	954,928
LXP Industrial Trust
2.38%, 10/01/2031	234,000	217,297
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	575,000	552,719
National Health Investors, Inc.
3.00%, 02/01/2031	314,000	294,316
Office Properties Income Trust
3.45%, 10/15/2031	286,000	268,121
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	835,000	792,793
3.38%, 02/01/2031	446,000	437,924
Prologis LP
1.25%, 10/15/2030	1,412,000	1,273,794
Scentre Group Trust 1 / Scentre Group Trust 2
1.45%, 03/28/2029 (C)	EUR 1,000,000	1,137,309
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	$ 1,273,000	1,312,743
Service Properties Trust
3.95%, 01/15/2028	65,000	57,200
4.38%, 02/15/2030	1,067,000	914,952
4.75%, 10/01/2026	275,000	256,437
4.95%, 10/01/2029 (G)	90,000	81,000
5.25%, 02/15/2026	205,000	195,263

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Simon International Finance SCA
1.13%, 03/19/2033 (C)	EUR 600,000	$ 642,045
Simon Property Group LP
2.20%, 02/01/2031 (G)	$ 774,000	737,951
3.25%, 09/13/2049	243,000	235,927
3.38%, 12/01/2027	48,000	50,323
Trust Fibra Uno
4.87%, 01/15/2030 (B) (G)	930,000	959,062
Unibail-Rodamco-Westfield SE
0.88%, 02/21/2025	EUR 1,300,000	1,479,586
Vornado Realty LP
2.15%, 06/01/2026	$ 201,000	198,098

		16,899,105

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (B)	385,000	394,048
5.88%, 02/15/2028 (B)	980,000	1,021,738
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	805,000	732,550
Cencosud SA
4.38%, 07/17/2027 (C)	1,100,000	1,157,761
InRetail Consumer
3.25%, 03/22/2028 (C)	700,000	679,007
Sysco Corp.
2.40%, 02/15/2030	393,000	382,172
4.45%, 03/15/2048	273,000	300,793
4.50%, 04/01/2046	72,000	79,793
5.95%, 04/01/2030	217,000	263,441
6.60%, 04/01/2050	82,000	119,799
Tesco Corporate Treasury Services PLC
0.38%, 07/27/2029 (C)	EUR 2,000,000	2,114,771
Walmart, Inc.
2.55%, 04/11/2023	$ 293,000	297,195
2.65%, 09/22/2051	119,000	112,915

		7,655,983

Food Products - 1.6%
Agrosuper SA
4.60%, 01/20/2032	510,000	516,962
Archer-Daniels-Midland Co.
2.70%, 09/15/2051	119,000	111,904
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (B)	265,000	275,412
BRF SA
5.75%, 09/21/2050 (B)	590,000	556,075
ConAgra Brands, Inc.
0.50%, 08/11/2023	1,977,000	1,947,397
5.40%, 11/01/2048	190,000	238,636
7.00%, 10/01/2028	325,000	412,008
Cydsa SAB de CV
6.25%, 10/04/2027 (C)	1,160,000	1,165,812
Grupo KUO SAB de CV
5.75%, 07/07/2027 (C)	1,490,000	1,530,975
Hormel Foods Corp.
0.65%, 06/03/2024	421,000	412,595
3.05%, 06/03/2051	50,000	49,811
JDE Peet’s NV
2.25%, 09/24/2031 (B)	424,000	393,844
Kraft Heinz Foods Co.
4.88%, 10/01/2049	487,000	555,175
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	490,000	562,275

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (H)	$ 4,820,000	$ 5,109,200
MARB BondCo PLC
3.95%, 01/29/2031 (B)	360,000	330,289
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	635,000	671,957
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	1,050,000	998,813
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (C)	500,000	520,630
Sigma Finance BV
4.88%, 03/27/2028 (C)	350,000	378,441
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc.
4.63%, 03/01/2029 (B)	628,000	602,095
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	282,000	297,770
5.20%, 04/01/2029 (B)	165,000	184,167
Viterra Finance BV
0.38%, 09/24/2025 (C)	EUR 1,100,000	1,216,603
3.20%, 04/21/2031 (B)	$ 565,000	553,007

		19,591,853

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.49%, 03/04/2049 (B)	6,000	6,620
China Resources Gas Group Ltd.
4.50%, 04/05/2022 (C)	1,000,000	1,005,120
ONE Gas, Inc.
4.50%, 11/01/2048	153,000	179,110
Promigas SA ESP / Gases del Pacifico SAC
3.75%, 10/16/2029 (C)	800,000	769,280
Spire Missouri, Inc.
3.30%, 06/01/2051	168,000	167,993

		2,128,123

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co.
4.69%, 12/15/2044	80,000	93,854
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (B)	579,000	557,039

		650,893

Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (B)	742,000	752,662
Cardinal Health, Inc.
4.60%, 03/15/2043	18,000	19,585
4.90%, 09/15/2045	153,000	172,069
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	587,000	590,866
Cigna Corp.
3.40%, 03/15/2050	226,000	215,329
CVS Health Corp.
4.13%, 04/01/2040	35,000	37,803
4.30%, 03/25/2028	616,000	670,912
4.78%, 03/25/2038	67,000	77,420
5.05%, 03/25/2048	56,000	68,703
DaVita, Inc.
4.63%, 06/01/2030 (B)	825,000	802,684
HCA, Inc.
3.50%, 09/01/2030	1,545,000	1,545,000
3.50%, 07/15/2051 (G)	110,000	101,979
Humana, Inc.
1.35%, 02/03/2027	217,000	205,304

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	$ 111,000	$ 128,556
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	735,000	718,462
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (B) (G)	1,590,000	1,430,571
Option Care Health, Inc.
4.38%, 10/31/2029 (B)	237,000	230,364
Roche Holdings, Inc.
2.61%, 12/13/2051 (B)	238,000	218,637
Tenet Healthcare Corp.
4.63%, 07/15/2024	319,000	320,270
UnitedHealth Group, Inc.
1.25%, 01/15/2026	559,000	545,243
3.25%, 05/15/2051	167,000	166,738
3.75%, 07/15/2025	1,274,000	1,355,712

		10,374,869

Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.
5.88%, 04/04/2027 (B)	978,000	997,560
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	995,000	1,004,950
Booking Holdings, Inc.
1.80%, 03/03/2027	EUR 670,000	795,556
Brinker International, Inc.
5.00%, 10/01/2024 (B)	$ 534,000	554,901
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (B)	750,000	774,375
Carnival Corp.
5.75%, 03/01/2027 (B)	1,130,000	1,084,800
6.00%, 05/01/2029 (B)	284,000	273,208
Carrols Restaurant Group, Inc.
5.88%, 07/01/2029 (B) (G)	1,075,000	924,500
CEC Entertainment LLC
6.75%, 05/01/2026 (B)	790,000	758,819
Dave & Buster’s, Inc.
7.63%, 11/01/2025 (B)	596,000	630,270
Expedia Group, Inc.
2.95%, 03/15/2031	634,000	609,873
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	410,000	397,189
5.00%, 06/01/2029 (B)	623,000	619,885
InterContinental Hotels Group PLC
2.13%, 05/15/2027 (C) (G)	EUR 650,000	765,052
Lindblad Expeditions LLC
6.75%, 02/15/2027 (B) (J)	$ 438,000	442,928
Marriott International, Inc.
2.85%, 04/15/2031	831,000	800,684
4.63%, 06/15/2030	638,000	697,577
McDonald’s Corp.
0.88%, 10/04/2033 (C)	EUR 500,000	535,945
3.63%, 09/01/2049	$ 62,000	63,886
4.45%, 03/01/2047	61,000	69,697
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (B)	732,000	690,825
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	1,080,000	991,224
5.88%, 03/15/2026 (B)	235,000	223,838
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (B)	461,000	433,478
5.88%, 09/01/2031 (B)	461,000	434,460
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B) (G)	730,000	681,108
5.50%, 04/01/2028 (B)	302,000	293,028

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (B) (G)	$ 855,000	$ 830,803
8.75%, 05/01/2025 (B)	740,000	773,300
Travel & Leisure Co.
6.00%, 04/01/2027	720,000	752,400
VOC Escrow Ltd.
5.00%, 02/15/2028 (B)	795,000	768,526
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	1,200,000	1,069,500

		20,744,145

Household Durables - 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/2051 (G)	167,000	158,777
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/2026 (C)	1,060,000	1,090,782

		1,249,559

Household Products - 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (B)	646,000	610,599
Kimberly-Clark Corp.
3.10%, 03/26/2030	75,000	78,762
3.20%, 07/30/2046	35,000	36,155

		725,516

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.
2.45%, 01/15/2031	559,000	528,568
Calpine Corp.
3.75%, 03/01/2031 (B)	442,000	401,570
5.00%, 02/01/2031 (B)	314,000	295,945
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	940,000	965,714
Vistra Corp.
Fixed until 12/15/2026, 7.00% (A), 12/31/2099	1,650,000	1,641,750

		3,833,547

Insurance - 3.1%
American International Group, Inc.
4.38%, 01/15/2055	172,000	197,738
Americo Life, Inc.
3.45%, 04/15/2031 (B)	339,000	322,781
Asahi Mutual Life Insurance Co.
Fixed until 09/05/2023 (H), 6.50% (A) (C)	1,000,000	1,053,500
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,100,000	2,378,250
Assured Guaranty US Holdings, Inc.
3.60%, 09/15/2051	55,000	53,494
Athene Global Funding
0.37%, 09/10/2026 (C)	EUR 700,000	768,005
0.63%, 01/12/2028 (C)	850,000	924,669
1.73%, 10/02/2026 (B)	$ 599,000	577,740
Athene Holding Ltd.
3.45%, 05/15/2052	27,000	25,086
6.15%, 04/03/2030	1,852,000	2,210,077
AXA SA
Fixed until 11/07/2024 (H), 3.94% (A) (C)	EUR 610,000	740,129
Brighthouse Financial Global Funding
0.60%, 06/28/2023 (B)	$ 441,000	435,687

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Brighthouse Financial, Inc.
5.63%, 05/15/2030	$ 2,000,000	$ 2,317,846
Chubb INA Holdings, Inc.
1.55%, 03/15/2028	EUR 1,000,000	1,168,368
Enstar Finance LLC
Fixed until 01/15/2027, 5.50% (A), 01/15/2042	$ 2,333,000	2,303,349
Fixed until 09/01/2025, 5.75% (A), 09/01/2040 (G)	2,100,000	2,173,437
Enstar Group Ltd.
3.10%, 09/01/2031	237,000	224,365
4.95%, 06/01/2029	925,000	1,007,850
Equitable Financial Life Global Funding
0.50%, 04/06/2023 (B)	748,000	740,932
1.30%, 07/12/2026 (B)	452,000	434,277
F&G Global Funding
0.90%, 09/20/2024 (B)	395,000	384,182
2.30%, 04/11/2027 (B)	761,000	749,302
Fairfax Financial Holdings Ltd.
2.75%, 03/29/2028 (C)	EUR 670,000	800,647
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	$ 26,000	25,891
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (A), 02/04/2032 (J)	1,400,000	1,406,146
Jackson National Life Global Funding
1.75%, 01/12/2025	298,000	295,398
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B) (G)	2,977,000	2,644,678
Markel Corp.
Fixed until 06/01/2025 (H), 6.00% (A)	2,667,000	2,847,023
New York Life Global Funding
0.25%, 10/04/2028 (C)	EUR 500,000	546,281
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	$ 111,000	119,588
4.45%, 05/15/2069 (B)	176,000	206,905
Nippon Life Insurance Co.
Fixed until 01/21/2031, 2.75% (A), 01/21/2051 (B)	1,830,000	1,741,703
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059 (B)	83,000	83,776
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (B)	935,000	1,027,171
Penn Mutual Life Insurance Co.
3.80%, 04/29/2061 (B)	39,000	40,192
Primerica, Inc.
2.80%, 11/19/2031	359,000	353,180
Principal Life Global Funding II
0.50%, 01/08/2024 (B)	153,000	149,837
Progressive Corp.
3.95%, 03/26/2050	35,000	39,662
Prudential Financial, Inc.
1.50%, 03/10/2026	969,000	954,389
3.00%, 03/10/2040	70,000	67,771
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	65,000	67,294
5.70%, 12/14/2036	231,000	297,053
Fixed until 09/15/2028, 5.70% (A), 09/15/2048	34,000	37,072
QBE Insurance Group Ltd.
Fixed until 05/12/2025 (H), 5.88% (A) (B) (G)	1,742,000	1,842,165
Ryan Specialty Group LLC
4.38%, 02/01/2030 (J)	507,000	503,198

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
SBL Holdings, Inc.
5.00%, 02/18/2031 (B)	$ 388,000	$ 398,367
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	254,000	248,965
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	223,000	253,271
Willis North America, Inc.
3.88%, 09/15/2049	104,000	106,767

		38,295,454

Interactive Media & Services - 0.4%
Alphabet, Inc.
2.05%, 08/15/2050	129,000	106,097
NAVER Corp.
1.50%, 03/29/2026 (C)	2,200,000	2,128,984
Tencent Holdings Ltd.
3.24%, 06/03/2050 (B)	1,000,000	887,188
3.68%, 04/22/2041 (B)	1,290,000	1,269,098

		4,391,367

Internet & Catalog Retail - 0.0% (I)
B2W Digital SARL
4.38%, 12/20/2030 (C)	400,000	352,400

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.
2.80%, 08/22/2024	1,782,000	1,835,459
2.88%, 05/12/2041	584,000	568,733
Prosus NV
2.09%, 01/19/2030	EUR 1,000,000	1,104,237
3.26%, 01/19/2027 (B)	$ 600,000	598,991
5.50%, 07/21/2025 (C)	750,000	808,822

		4,916,242

IT Services - 0.5%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (B)	825,000	800,250
Alliance Data Systems Corp.
4.75%, 12/15/2024 (B)	765,000	774,562
Automatic Data Processing, Inc.
1.25%, 09/01/2030	542,000	495,189
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (B)	308,000	294,400
3.15%, 10/15/2031 (B) (G)	308,000	288,040
Leidos, Inc.
3.63%, 05/15/2025	282,000	294,436
Mastercard, Inc.
2.00%, 03/03/2025	545,000	550,427
2.95%, 03/15/2051	72,000	70,337
3.80%, 11/21/2046	170,000	189,152
3.85%, 03/26/2050	41,000	46,110
MoneyGram International, Inc.
5.38%, 08/01/2026 (B)	990,000	1,019,700
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	650,000	606,470
5.38%, 12/01/2028 (B)	220,000	205,150
Visa, Inc.
0.75%, 08/15/2027	175,000	163,561
Wipro IT Services LLC
1.50%, 06/23/2026 (B)	395,000	378,730

		6,176,514

Leisure Products - 0.0% (I)
Brunswick Corp.
2.40%, 08/18/2031	395,000	367,301

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.9%
AGCO International Holdings BV
0.80%, 10/06/2028 (C)	EUR 700,000	$ 763,669
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	$ 824,000	765,611
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	1,982,000	1,966,332
0.95%, 01/10/2024	464,000	460,337
1.70%, 01/08/2027	315,000	310,666
CNH Industrial Capital LLC
4.20%, 01/15/2024	407,000	424,925
CNH Industrial NV
4.50%, 08/15/2023	319,000	331,130
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (B)	810,000	763,093
Highland Holdings SARL
0.32%, 12/15/2026	EUR 950,000	1,051,499
0.93%, 12/15/2031	475,000	521,623
HTA Group Ltd.
7.00%, 12/18/2025 (B)	$ 1,400,000	1,456,644
Illinois Tool Works, Inc.
3.50%, 03/01/2024	381,000	395,586
nVent Finance SARL
2.75%, 11/15/2031	439,000	426,151
Stanley Black & Decker, Inc.
Fixed until 03/15/2025, 4.00% (A), 03/15/2060	652,000	661,917
5.20%, 09/01/2040	72,000	90,162
Traton Finance Luxembourg SA
0.13%, 11/10/2024 (C)	EUR 700,000	781,615
Weir Group PLC
2.20%, 05/13/2026 (B)	$ 319,000	310,504

		11,481,464

Marine - 0.2%
Hidrovias International Finance SARL
4.95%, 02/08/2031 (B)	1,400,000	1,279,264
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (C)	775,000	813,270

		2,092,534

Media - 1.2%
Belo Corp.
7.25%, 09/15/2027	990,000	1,118,700
Block Communications, Inc.
4.88%, 03/01/2028 (B)	790,000	774,200
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	1,005,000	981,382
5.38%, 06/01/2029 (B)	545,000	561,606
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029	384,000	361,762
3.50%, 06/01/2041	34,000	30,543
3.85%, 04/01/2061	152,000	131,050
3.95%, 06/30/2062	238,000	210,324
4.80%, 03/01/2050	98,000	100,667
5.05%, 03/30/2029	37,000	40,776
5.38%, 04/01/2038	37,000	40,898
6.38%, 10/23/2035	99,000	120,970
Comcast Corp.
3.30%, 02/01/2027	345,000	362,596
3.75%, 04/01/2040	69,000	73,176
3.90%, 03/01/2038	34,000	36,549

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp. (continued)
3.97%, 11/01/2047	$ 229,000	$ 248,266
4.15%, 10/15/2028	1,257,000	1,383,244
4.60%, 10/15/2038	210,000	243,987
CSC Holdings LLC
4.63%, 12/01/2030 (B)	1,255,000	1,115,363
5.38%, 02/01/2028 (B)	895,000	897,238
5.75%, 01/15/2030 (B)	360,000	338,508
Discovery Communications LLC
1.90%, 03/19/2027 (G)	EUR 800,000	930,917
4.00%, 09/15/2055	$ 137,000	133,362
Gray Television, Inc.
4.75%, 10/15/2030 (B)	585,000	560,266
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (B)	535,000	563,088
Time Warner Cable LLC
6.55%, 05/01/2037	743,000	920,779
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	1,010,000	1,060,207
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	784,000	775,188
ViacomCBS, Inc.
4.38%, 03/15/2043	431,000	457,478
5.85%, 09/01/2043	97,000	122,996

		14,696,086

Metals & Mining - 2.7%
Allegheny Technologies, Inc.
4.88%, 10/01/2029 (G)	283,000	277,289
5.13%, 10/01/2031 (G)	538,000	524,550
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	260,000	248,761
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028	565,000	546,199
3.75%, 10/01/2030	573,000	562,285
Antofagasta PLC
2.38%, 10/14/2030 (C)	800,000	746,000
CAP SA
3.90%, 04/27/2031 (B)	950,000	849,072
China Hongqiao Group Ltd.
6.25%, 06/08/2024 (C)	700,000	688,555
Chinalco Capital Holdings Ltd.
Fixed until 09/11/2024 (H), 4.10% (A) (C)	2,550,000	2,637,029
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B)	710,000	690,475
6.25%, 10/01/2040	467,000	485,680
Commercial Metals Co.
3.88%, 02/15/2031	777,000	742,035
Endeavour Mining PLC
5.00%, 10/14/2026 (B)	1,545,000	1,498,650
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (C)	554,000	556,065
7.50%, 04/01/2025 (B)	970,000	991,825
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (B)	792,000	811,238
Glencore Finance Europe Ltd.
3.75%, 04/01/2026 (C) (G)	EUR 1,200,000	1,510,996
Glencore Funding LLC
2.85%, 04/27/2031 (B)	$ 373,000	356,579
GUSAP III LP
4.25%, 01/21/2030 (B)	850,000	882,045
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (B)	755,000	783,879
JSW Steel Ltd.
5.95%, 04/18/2024 (C)	1,480,000	1,530,024

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Metalloinvest Finance DAC
3.38%, 10/22/2028 (B)	$ 950,000	$ 876,413
Metinvest BV
7.75%, 10/17/2029 (C)	1,360,000	1,165,316
Minera y Metalurgica del Boleo SAPI de CV
3.25%, 04/17/2024 (C)	2,000,000	2,056,649
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	725,000	775,804
Minmetals Bounteous Finance BVI Ltd.
Fixed until 09/03/2024 (H), 3.38% (A) (C)	2,173,000	2,218,198
Minsur SA
4.50%, 10/28/2031 (B)	1,725,000	1,729,312
Nexa Resources SA
6.50%, 01/18/2028 (B)	700,000	755,132
Severstal OAO Via Steel Capital SA
3.15%, 09/16/2024 (C)	750,000	736,517
Stillwater Mining Co.
4.00%, 11/16/2026 (B)	600,000	573,120
4.50%, 11/16/2029 (B)	700,000	652,946
SunCoke Energy, Inc.
4.88%, 06/30/2029 (B)	814,000	794,464
Teck Resources Ltd.
3.90%, 07/15/2030	282,000	294,340
6.25%, 07/15/2041	966,000	1,222,316
Usiminas International SARL
5.88%, 07/18/2026 (C)	1,150,000	1,186,513
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (B)	665,000	698,250

		33,654,521

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC
6.25%, 03/01/2028 (B)	775,000	801,024
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (B)	720,000	681,399
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (B)	215,000	209,088
4.38%, 01/15/2027	110,000	109,612
4.75%, 03/15/2025	445,000	455,012

		2,256,135

Multi-Utilities - 0.8%
Algonquin Power & Utilities Corp.
Fixed until 01/18/2027, 4.75% (A), 01/18/2082	7,000,000	6,914,118
CMS Energy Corp.
Fixed until 09/01/2030, 3.75% (A), 12/01/2050	276,000	263,542
Fixed until 03/01/2030, 4.75% (A), 06/01/2050	302,000	319,274
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/2061	172,000	171,477
Delmarva Power & Light Co.
4.15%, 05/15/2045	58,000	63,578
Dominion Energy, Inc.
5.25%, 08/01/2033	42,000	49,606
Public Service Co. of Colorado
2.70%, 01/15/2051	156,000	142,575
3.70%, 06/15/2028	395,000	425,885
4.10%, 06/15/2048	48,000	54,661
Public Service Co. of Oklahoma
2.20%, 08/15/2031 (G)	353,000	335,929
3.15%, 08/15/2051	115,000	110,096

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
RWE AG
1.00%, 11/26/2033 (C)	EUR 700,000	$ 762,782
San Diego Gas & Electric Co.
2.95%, 08/15/2051	$ 167,000	156,671

		9,770,194

Multiline Retail - 0.4%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (C)	750,000	792,195
Falabella SA
3.38%, 01/15/2032 (B)	275,000	266,062
Golden Eagle Retail Group Ltd.
4.63%, 05/21/2023 (C)	960,000	960,000
JSM Global SARL
4.75%, 10/20/2030 (C)	850,000	761,600
Kohl’s Corp.
5.55%, 07/17/2045	711,000	734,454
Nordstrom, Inc.
2.30%, 04/08/2024	172,000	169,047
4.25%, 08/01/2031 (G)	336,000	310,692
5.00%, 01/15/2044 (G)	218,000	194,293
Target Corp.
1.95%, 01/15/2027 (G)	359,000	358,353

		4,546,696

Oil, Gas & Consumable Fuels - 7.4%
Adaro Indonesia PT
4.25%, 10/31/2024 (C)	1,180,000	1,191,800
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	802,000	817,479
Antero Resources Corp.
5.38%, 03/01/2030 (B)	770,000	794,871
Apache Corp.
4.38%, 10/15/2028 (G)	559,000	575,323
4.75%, 04/15/2043 (G)	636,000	643,689
5.35%, 07/01/2049	81,000	84,901
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026 (B)	1,030,000	996,113
BP Capital Markets America, Inc.
2.75%, 05/10/2023	1,579,000	1,609,741
2.94%, 06/04/2051	15,000	13,428
3.00%, 02/24/2050	380,000	346,229
3.54%, 04/06/2027	1,200,000	1,267,417
BP Capital Markets PLC
Fixed until 03/22/2030 (H), 4.88% (A)	58,000	61,263
Buckeye Partners LP
4.50%, 03/01/2028 (B)	1,026,000	995,220
California Resources Corp.
7.13%, 02/01/2026 (B)	1,200,000	1,244,364
Canacol Energy Ltd.
5.75%, 11/24/2028 (B)	1,200,000	1,170,024
Canadian Natural Resources Ltd.
2.95%, 01/15/2023	1,785,000	1,813,181
Cheniere Energy Partners LP
3.25%, 01/31/2032 (B)	247,000	232,541
Chevron Corp.
1.55%, 05/11/2025	616,000	612,082
Chevron USA, Inc.
3.90%, 11/15/2024	1,059,000	1,120,162
4.20%, 10/15/2049	53,000	60,155
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	664,000	661,912
Crescent Energy Finance LLC
7.25%, 05/01/2026 (B)	625,000	641,313

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
5.60%, 04/01/2044	$ 685,000	$ 793,586
Diamondback Energy, Inc.
3.50%, 12/01/2029	225,000	231,513
4.40%, 03/24/2051	72,000	78,431
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	222,000	219,225
4.38%, 06/15/2031 (B)	472,000	466,100
Ecopetrol SA
5.88%, 11/02/2051	400,000	342,000
6.88%, 04/29/2030	700,000	750,176
eG Global Finance PLC
6.75%, 02/07/2025 (B)	988,000	984,665
Endeavor Energy Resources LP / EER Finance, Inc.
5.75%, 01/30/2028 (B)	523,000	541,002
Energy Transfer LP
4.90%, 03/15/2035	404,000	436,437
4.95%, 05/15/2028	401,000	433,839
5.25%, 04/15/2029	147,000	163,422
5.35%, 05/15/2045	181,000	195,517
5.50%, 06/01/2027	585,000	655,102
6.05%, 06/01/2041	39,000	45,374
6.13%, 12/15/2045	35,000	41,243
Fixed until 11/15/2026 (H), 6.50% (A) (G)	2,346,000	2,399,512
EnLink Midstream Partners LP
Fixed until 12/15/2022 (H), 6.00% (A)	1,400,000	1,064,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	1,059,000	1,060,289
4.25%, 02/15/2048	42,000	44,720
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	20,000	18,408
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	27,000	27,041
EOG Resources, Inc.
4.38%, 04/15/2030	195,000	218,567
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (B)	1,030,000	969,509
2.94%, 09/30/2040 (B)	1,100,000	1,046,240
Geopark Ltd.
5.50%, 01/17/2027 (B)	550,000	517,501
6.50%, 09/21/2024 (C)	459,000	471,049
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	382,000	383,291
3.45%, 10/15/2027 (B)	593,000	607,336
Harvest Midstream I LP
7.50%, 09/01/2028 (B)	1,094,000	1,138,001
Hess Corp.
6.00%, 01/15/2040	139,000	172,284
7.13%, 03/15/2033	81,000	105,839
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 02/01/2031 (B)	970,000	990,903
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	904,000	878,010
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027 (B)	767,000	781,381
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/2024 (C) (G)	1,060,000	1,047,280
Indika Energy Capital IV Pte Ltd.
8.25%, 10/22/2025 (B)	420,000	423,990
ITT Holdings LLC
6.50%, 08/01/2029 (B)	985,000	942,985
Kosmos Energy Ltd.
7.50%, 03/01/2028 (B) (G)	1,400,000	1,340,500
7.75%, 05/01/2027 (B)	235,000	229,125

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	$ 490,000	$ 522,463
Lukoil Capital DAC
2.80%, 04/26/2027 (B)	1,300,000	1,203,852
Marathon Oil Corp.
6.60%, 10/01/2037	220,000	284,279
6.80%, 03/15/2032	313,000	393,129
Marathon Petroleum Corp.
4.50%, 04/01/2048	113,000	122,762
Medco Bell Pte Ltd.
6.38%, 01/30/2027 (C)	1,350,000	1,306,800
MEG Energy Corp.
7.13%, 02/01/2027 (B)	512,000	531,200
MPLX LP
3.50%, 12/01/2022	189,000	192,416
Fixed until 02/15/2023 (H), 6.88% (A)	5,500,000	5,472,500
Murphy Oil Corp.
6.38%, 07/15/2028	771,000	805,899
Murphy Oil USA, Inc.
4.75%, 09/15/2029	525,000	532,875
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026 (B)	900,000	909,067
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025 (G)	575,000	500,250
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	108,000	104,152
NuStar Logistics LP
6.38%, 10/01/2030	719,000	777,735
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	646,000	663,558
Occidental Petroleum Corp.
3.50%, 08/15/2029	329,000	324,065
4.40%, 08/15/2049	99,000	94,050
6.38%, 09/01/2028	1,419,000	1,614,112
Oil & Natural Gas Corp. Ltd.
3.38%, 12/05/2029 (C)	1,000,000	1,003,383
Oil India International Pte Ltd.
4.00%, 04/21/2027 (C)	1,500,000	1,547,118
ONEOK Partners LP
6.65%, 10/01/2036	495,000	623,489
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	1,216,000	854,240
Pertamina Persero PT
3.10%, 08/27/2030 (B)	875,000	861,813
4.30%, 05/20/2023 (C)	575,000	592,000
5.63%, 05/20/2043 (C)	1,900,000	2,093,052
6.45%, 05/30/2044 (C)	1,500,000	1,821,365
Petroleos Mexicanos
6.50%, 03/13/2027	900,000	940,500
6.84%, 01/23/2030	600,000	612,060
Petronas Capital Ltd.
3.50%, 04/21/2030 (C)	500,000	527,360
4.55%, 04/21/2050 (C)	1,000,000	1,183,806
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	42,000	40,508
6.65%, 01/15/2037	100,000	123,709
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027 (C)	600,000	600,725
3.90%, 12/06/2059 (C) (G)	750,000	749,317
Qatar Energy
1.38%, 09/12/2026 (B)	800,000	770,856
3.30%, 07/12/2051 (B)	975,000	953,987
Raizen Fuels Finance SA
5.30%, 01/20/2027 (C)	1,050,000	1,134,630

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd.
2.88%, 01/12/2032	$ 1,500,000	$ 1,454,598
3.63%, 01/12/2052 (B)	800,000	756,238
3.67%, 11/30/2027 (C)	750,000	784,890
Rockcliff Energy II LLC
5.50%, 10/15/2029 (B)	611,000	614,415
SA Global Sukuk Ltd.
2.69%, 06/17/2031 (B)	450,000	444,780
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	496,000	495,382
Saudi Arabian Oil Co.
2.25%, 11/24/2030 (C)	850,000	806,472
3.25%, 11/24/2050 (B)	345,000	317,904
4.25%, 04/16/2039 (C)	800,000	863,200
SEPLAT Energy PLC
7.75%, 04/01/2026 (B)	1,400,000	1,396,500
Shell International Finance BV
4.00%, 05/10/2046	153,000	170,230
Sinopec Group Overseas Development Ltd.
2.95%, 11/12/2029 (B) (G)	1,500,000	1,533,480
Southwestern Energy Co.
4.75%, 02/01/2032	80,000	79,865
5.38%, 02/01/2029 - 03/15/2030	1,173,000	1,196,476
Strathcona Resources Ltd.
6.88%, 08/01/2026 (B)	821,000	816,468
Suncor Energy, Inc.
5.95%, 05/15/2035	20,000	24,761
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	674,000	704,330
TotalEnergies Capital International SA
2.88%, 02/17/2022	1,579,000	1,580,693
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (C)	1,000,000	1,047,510
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B)	952,000	949,620
Williams Cos., Inc.
3.50%, 10/15/2051	58,000	54,531
5.40%, 03/04/2044	127,000	150,998
5.75%, 06/24/2044	30,000	37,074
Wintershall Dea Finance BV
0.84%, 09/25/2025 (C)	EUR 1,200,000	1,342,074

		91,220,172

Paper & Forest Products - 0.6%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030 (C)	$ 1,000,000	1,035,180
4.25%, 04/30/2029 (C)	1,000,000	1,036,260
Clearwater Paper Corp.
4.75%, 08/15/2028 (B)	70,000	69,825
Georgia-Pacific LLC
0.95%, 05/15/2026 (B)	740,000	700,673
Glatfelter Corp.
4.75%, 11/15/2029 (B)	629,000	635,089
Inversiones CMPC SA
3.00%, 04/06/2031 (B)	871,000	822,660
4.38%, 05/15/2023 (C) (G)	800,000	819,424
Suzano Austria GmbH
2.50%, 09/15/2028	401,000	379,747
3.13%, 01/15/2032	274,000	253,532
3.75%, 01/15/2031	1,248,000	1,213,692
Sylvamo Corp.
7.00%, 09/01/2029 (B)	975,000	1,002,300

		7,968,382

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (B)	$ 625,000	$ 609,375
HLF Financing SARL LLC / Herbalife International, Inc.
4.88%, 06/01/2029 (B)	1,275,000	1,208,063

		1,817,438

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (J)	139,000	139,521
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	576,000	552,398
1.75%, 05/15/2035	EUR 500,000	607,739
2.55%, 11/13/2050	$ 122,000	107,459
3.25%, 02/20/2023	1,548,000	1,584,209
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	466,000	476,718
Embecta Corp.
5.00%, 02/15/2030 (J)	472,000	472,000
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	378,000	388,605
Merck KGaA
Fixed until 06/09/2026, 1.63% (A), 09/09/2080 (C)	EUR 700,000	794,481
Mylan, Inc.
5.20%, 04/15/2048	$ 113,000	131,608
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	632,000	624,290
5.13%, 04/30/2031 (B)	815,000	814,222
Royalty Pharma PLC
2.15%, 09/02/2031	534,000	488,150
3.35%, 09/02/2051	239,000	210,967
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	435,000	450,796
Takeda Pharmaceutical Co. Ltd.
1.38%, 07/09/2032 (G)	EUR 845,000	953,616
3.18%, 07/09/2050	$ 250,000	230,664
Upjohn Finance BV
1.91%, 06/23/2032 (C)	EUR 960,000	1,080,857
Viatris, Inc.
1.65%, 06/22/2025	$ 729,000	716,017
3.85%, 06/22/2040	64,000	63,964
4.00%, 06/22/2050	646,000	639,489

		11,527,770

Professional Services - 0.2%
Block Financial LLC
3.88%, 08/15/2030	370,000	382,140
Korn Ferry
4.63%, 12/15/2027 (B)	535,000	542,356
Paysafe Finance PLC / Paysafe Holdings US Corp.
4.00%, 06/15/2029 (B)	815,000	729,425
TriNet Group, Inc.
3.50%, 03/01/2029 (B)	805,000	758,712

		2,412,633

Real Estate Management & Development - 5.4%
Aroundtown SA
0.63%, 07/09/2025 (C)	EUR 1,200,000	1,347,129
1.45%, 07/09/2028 (C) (G)	700,000	778,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
China Resources Land Ltd.
4.13%, 02/26/2029 (C)	$ 1,000,000	$ 1,059,943
China SCE Group Holdings Ltd.
7.25%, 04/19/2023 (C)	3,560,000	2,849,780
7.38%, 04/09/2024 (C)	1,335,000	1,015,267
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/2023 (C) (G)	2,478,000	2,385,075
6.55%, 03/28/2024 (C)	5,595,000	5,147,400
Country Garden Holdings Co. Ltd.
4.75%, 07/25/2022 - 01/17/2023 (C)	6,182,000	5,886,970
7.25%, 04/08/2026 (C)	700,000	605,500
8.00%, 01/27/2024 (C)	1,689,000	1,547,124
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	723,000	763,437
Franshion Brilliant Ltd.
3.60%, 03/03/2022 (C)	250,000	249,467
4.00%, 06/21/2024 (C)	300,000	295,424
Goodman HK Finance
3.00%, 07/22/2030 (C)	2,900,000	2,903,163
Hongkong Land Finance Cayman Islands Co. Ltd.
2.25%, 07/15/2031 (C)	900,000	857,592
2.88%, 05/27/2030 (C) (G)	2,300,000	2,325,852
Hopson Development Holdings Ltd.
6.80%, 12/28/2023 (C)	3,018,000	2,506,515
HOWOGE Wohnungs-baugesellschaft mbH
0.01%, 11/01/2024	EUR 700,000	781,719
0.63%, 11/01/2028	700,000	773,922
1.13%, 11/01/2033	800,000	882,322
Hysan MTN Ltd.
2.88%, 06/02/2027 (C)	$ 1,500,000	1,528,672
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 - 02/01/2030	1,037,000	1,025,483
KWG Group Holdings Ltd.
5.88%, 11/10/2024 (C)	900,000	484,875
7.88%, 09/01/2023 (C)	440,000	275,000
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (C) (G)	445,000	427,244
3.85%, 01/13/2032 (C)	800,000	751,257
3.88%, 07/13/2022 (C)	3,365,000	3,385,493
3.90%, 04/16/2023 (C)	200,000	200,591
3.95%, 09/16/2029 (C) (G)	2,173,000	2,108,604
4.50%, 01/16/2028 (C)	700,000	706,485
Powerlong Real Estate Holdings Ltd.
6.95%, 07/23/2023 (C) (G)	430,000	350,450
7.13%, 11/08/2022 (C)	670,000	569,500
RKPF Overseas Ltd.
6.70%, 09/30/2024 (C)	836,000	746,130
7.88%, 02/01/2023 (C)	5,212,000	4,977,460
Samhallsbyggnadsbolaget i Norden AB
1.75%, 01/14/2025 (C)	EUR 1,300,000	1,496,998
SBB Treasury OYJ
1.13%, 11/26/2029 (C)	1,400,000	1,478,205
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030 (C) (G)	$ 2,800,000	2,797,621
Sunac China Holdings Ltd.
5.95%, 04/26/2024 (C)	380,000	222,300
6.65%, 08/03/2024 (C)	900,000	540,000
7.95%, 08/08/2022 (C)	850,000	599,420
Vanke Real Estate Hong Kong Co. Ltd.
3.50%, 11/12/2029 (C)	927,000	888,965
3.98%, 11/09/2027 (C)	400,000	401,453
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023 (C)	3,380,000	3,346,200
6.80%, 02/27/2024 (C)	2,025,000	1,979,539

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/2026 (C)	$ 1,220,000	$ 268,400
7.70%, 02/20/2025 (C)	580,000	124,120

		66,642,822

Road & Rail - 0.5%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	800,000	852,576
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	278,000	323,972
Canadian Pacific Railway Co.
1.35%, 12/02/2024	489,000	482,771
3.00%, 12/02/2041	22,000	21,117
6.13%, 09/15/2115	45,000	62,949
CMB International Leasing Management Ltd.
2.75%, 08/12/2030 (C)	2,000,000	1,908,322
3.63%, 07/03/2029 (C)	1,000,000	1,019,953
Hertz Corp.
5.00%, 12/01/2029 (B)	825,000	795,712
Kansas City Southern
3.50%, 05/01/2050	93,000	93,858
4.70%, 05/01/2048	26,000	30,960
Norfolk Southern Corp.
4.10%, 05/15/2049	137,000	151,503

		5,743,693

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
2.45%, 02/15/2031 (B)	328,000	306,374
3.19%, 11/15/2036 (B)	131,000	124,446
Intel Corp.
3.40%, 03/25/2025	1,220,000	1,275,271
TSMC Global Ltd.
0.75%, 09/28/2025 (B)	652,000	623,081

		2,329,172

Software - 0.3%
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (B)	165,000	157,488
4.88%, 07/01/2029 (B)	486,000	463,770
Microsoft Corp.
2.53%, 06/01/2050	59,000	53,597
3.04%, 03/17/2062	262,000	257,349
Minerva Merger Sub, Inc.
6.50%, 02/15/2030 (J)	640,000	637,760
NCR Corp.
5.13%, 04/15/2029 (B)	774,000	772,754
Oracle Corp.
2.30%, 03/25/2028	921,000	889,840
3.80%, 11/15/2037	420,000	408,083
4.00%, 11/15/2047	377,000	358,229

		3,998,870

Specialty Retail - 0.4%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (B)	840,000	827,669
Carvana Co.
4.88%, 09/01/2029 (B)	215,000	190,791
5.50%, 04/15/2027 (B)	724,000	673,899
Gap, Inc.
3.63%, 10/01/2029 (B)	635,000	590,677
3.88%, 10/01/2031 (B)	200,000	185,354

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Home Depot, Inc.
2.75%, 09/15/2051	$ 96,000	$ 88,615
Lowe’s Cos., Inc.
4.05%, 05/03/2047	173,000	186,775
Metis Merger Sub LLC
6.50%, 05/15/2029 (B)	830,000	791,612
Movida Europe SA
5.25%, 02/08/2031 (B) (G)	1,035,000	908,223
5.25%, 02/08/2031 (C)	500,000	438,755

		4,882,370

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
0.75%, 05/11/2023	1,508,000	1,503,914
1.40%, 08/05/2028	449,000	425,951
2.55%, 08/20/2060	205,000	176,040
2.85%, 08/05/2061	120,000	109,334
Dell Bank International DAC
0.50%, 10/27/2026 (C)	EUR 2,000,000	2,212,321
Dell International LLC / EMC Corp.
3.38%, 12/15/2041 (B)	$ 57,000	51,630
8.10%, 07/15/2036	75,000	107,888
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	1,692,000	1,652,125
6.35%, 10/15/2045	175,000	220,793

		6,459,996

Thrifts & Mortgage Finance - 0.0% (I)
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	155,000	164,993
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	402,000	445,967

		610,960

Trading Companies & Distributors - 0.5%
BOC Aviation Ltd.
2.63%, 09/17/2030 (B)	1,780,000	1,714,245
3.00%, 09/11/2029 (C)	2,500,000	2,484,600
GATX Corp.
3.10%, 06/01/2051	239,000	215,244
4.35%, 02/15/2024	624,000	655,870
Marubeni Corp.
1.58%, 09/17/2026 (C)	1,100,000	1,061,098

		6,131,057

Transportation Infrastructure - 0.5%
DP World Crescent Ltd.
3.75%, 01/30/2030 (C)	750,000	771,540
DP World Ltd.
5.63%, 09/25/2048 (B)	1,050,000	1,220,310
Hutama Karya Persero PT
3.75%, 05/11/2030 (C)	2,500,000	2,581,893
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026 (B)	395,000	410,708
Shanghai Port Group BVI Development Co. Ltd.
3.38%, 06/18/2029 (C)	600,000	628,914

		5,613,365

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.1%
Essential Utilities, Inc.
3.35%, 04/15/2050	$ 60,000	$ 58,218
FCC Aqualia SA
2.63%, 06/08/2027 (C)	EUR 650,000	788,978

		847,196

Wireless Telecommunication Services - 0.9%
Altice France SA
5.13%, 07/15/2029 (B)	$ 875,000	810,162
5.50%, 01/15/2028 - 10/15/2029 (B)	1,579,000	1,499,284
America Movil SAB de CV
4.38%, 04/22/2049	212,000	243,919
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	650,000	621,829
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (B)	624,000	590,023
4.75%, 08/01/2026 (C)	750,000	794,070
MTN Mauritius Investments Ltd.
4.76%, 11/11/2024 (C)	800,000	821,000
6.50%, 10/13/2026 (C)	900,000	989,298
T-Mobile USA, Inc.
2.25%, 11/15/2031	695,000	639,769
3.00%, 02/15/2041	156,000	141,238
3.60%, 11/15/2060	63,000	57,515
3.60%, 11/15/2060 (B)	54,000	49,299
Vodafone Group PLC
2.88%, 11/20/2037 (C)	EUR 1,000,000	1,266,320
Fixed until 12/04/2050, 5.13% (A), 06/04/2081	$ 29,000	28,493
5.25%, 05/30/2048	131,000	157,843
Fixed until 01/04/2029, 7.00% (A), 04/04/2079	2,614,000	3,004,718

		11,714,780

Total Corporate Debt Securities (Cost $837,031,412)		826,951,411

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.1%
Chile Government International Bond
2.75%, 01/31/2027	208,000	210,810
3.10%, 05/07/2041	381,000	352,791

		563,601

France - 0.3%
French Republic Government Bond OAT
Zero Coupon, 02/25/2027 (C)	EUR 1,350,000	1,521,117
1.75%, 06/25/2039 (C)	1,150,000	1,525,685

		3,046,802

Hong Kong - 0.3%
Airport Authority
Fixed until 03/08/2026 (H), 2.10% (A) (C)	$ 1,500,000	1,472,895
Fixed until 03/08/2028 (H), 2.40% (A) (C)	2,000,000	1,932,000

		3,404,895

India - 0.3%
Export-Import Bank of India
3.25%, 01/15/2030 (C)	2,200,000	2,181,498
3.38%, 08/05/2026 (C)	1,300,000	1,338,692

		3,520,190

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/2031 (B) (G)	$ 1,600,000	$ 1,572,880

Italy - 0.0% (I)
Republic of Italy Government International Bond
3.88%, 05/06/2051	297,000	302,813

Mexico - 0.0% (I)
Mexico Government International Bond
4.28%, 08/14/2041	244,000	238,510
4.75%, 03/08/2044	95,000	97,971

		336,481

Republic of Korea - 0.4%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	1,206,000	1,175,521
Korea Development Bank
0.50%, 10/27/2023	565,000	557,124
2.75%, 03/19/2023	500,000	507,740
Korea National Oil Corp.
1.63%, 10/05/2030 (B)	700,000	646,673
2.63%, 04/14/2026 (C)	1,500,000	1,528,680
3.25%, 10/01/2025 (C)	1,000,000	1,042,418

		5,458,156

Supranational - 0.4%
African Development Bank
0.75%, 04/03/2023	1,613,000	1,609,131
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	714,000	696,814
European Bank for Reconstruction & Development
1.50%, 02/13/2025	757,000	758,266
Inter-American Development Bank
1.13%, 07/20/2028	867,000	824,845
4.38%, 01/24/2044	129,000	171,420
International Bank for Reconstruction & Development
0.75%, 11/24/2027	856,000	807,195
3.13%, 11/20/2025	593,000	624,190

		5,491,861

Total Foreign Government Obligations (Cost $24,277,405)		23,697,679

LOAN ASSIGNMENTS - 9.6%
Aerospace & Defense - 0.2%
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 10/22/2026	432,072	430,452
Cobham Ultra SeniorCo SARL
Term Loan B,
TBD, 11/16/2028 (J) (K)	174,753	174,462
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 3.72% (A), 04/06/2026	673,881	657,636
Term Loan B2,
3-Month LIBOR + 3.50%, 3.72% (A), 04/06/2026	362,302	353,568

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.25% (A), 01/15/2025	$ 697,288	$ 699,031

		2,315,149

Air Freight & Logistics - 0.1%
Kenan Advantage Group, Inc.
Term Loan B1,
3-Month LIBOR + 3.75%, 4.50% (A), 03/24/2026	632,406	632,900

Airlines - 0.2%
AAdvantage Loyalty IP Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 5.50% (A), 04/20/2028	255,050	264,432
Air Canada
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (A), 08/11/2028	198,690	198,988
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.11% (A), 12/15/2023	563,144	556,361
Term Loan B,
1-Month LIBOR + 1.75%, 1.86% (A), 06/27/2025	639,408	617,762
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (A), 12/11/2026	849,924	827,614
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 04/21/2028	115,421	115,385

		2,580,542

Auto Components - 0.1%
DexKo Global, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 1.88% - 4.25% (A), 10/04/2028	56,543	56,429
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 10/04/2028	352,072	351,357
Les Schwab Tire Centers
Term Loan B,
3-Month LIBOR + 3.25%, 4.00% (A), 11/02/2027	535,080	533,407
Mavis Tire Express Services Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (A), 05/04/2028	658,552	660,198
TI Group Automotive Systems LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 12/16/2026	120,646	120,344

		1,721,735

Banks - 0.0% (I)
AqGen Island Holdings, Inc.
Term Loan,
TBD, 08/02/2028 (J) (K)	41,029	40,841

	Principal	Value
LOAN ASSIGNMENTS (continued)
Beverages - 0.0% (I)
Triton Water Holdings, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (A), 03/31/2028	$ 323,375	$ 320,661

Biotechnology - 0.0% (I)
Curium BidCo SARL
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 10/27/2028	168,062	168,482
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 12/02/2027	437,486	437,486

		605,968

Building Products - 0.2%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	883,141	882,037
LBM Acquisition LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 12/17/2027	477,935	474,749
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.61% (A), 02/01/2027	535,080	529,596
Term Loan B1,
TBD, 06/11/2028 (J) (K)	113,472	113,160
Specialty Building Products Holdings LLC
Term Loan B,
3-Month LIBOR + 3.75%, 3.86% (A), 10/15/2028	167,660	167,293

		2,166,835

Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 4.61% (A), 07/31/2026	906,514	904,248
Camelot US Acquisition 1 Co.
Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (A), 10/30/2026	575,631	573,472
CQP Holdco LP
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 06/05/2028	711,772	710,734
HighTower Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 04/21/2028	294,165	293,357
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (A), 11/09/2026	831,671	828,403
PAI Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (A), 10/28/2027	457,423	456,279

		3,766,493

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals - 0.3%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 3.97% (A), 12/12/2025	$ 725,399	$ 717,918
Hyperion Materials & Technologies, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 5.00% (A), 08/30/2028	188,080	188,609
Ineos US Finance LLC
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (A), 11/08/2028	84,568	84,146
New Arclin US Holding Corp.
Term Loan,
1-Month LIBOR + 3.75%, 4.25% (A), 09/30/2028	134,624	134,360
Olympus Water US Holding Corp.
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 11/09/2028	357,540	357,038
RelaDyne, Inc.
Term Loan,
TBD, 12/22/2028 (J) (K)	154,391	154,198
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (A), 10/01/2025	535,664	531,646
Trinseo Materials Operating SCA
Term Loan B2,
1-Month LIBOR + 2.50%, 2.61% (A), 05/03/2028	542,811	539,419
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 2.36% - 2.47% (A), 03/13/2028	245,622	243,867
W.R. Grace & Co.
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 09/22/2028	132,039	132,072

		3,083,273

Commercial Services & Supplies - 0.7%
APX Group, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 4.00% - 5.75% (A), 07/10/2028	717,237	715,743
Asurion LLC
2nd Lien Term Loan B3,
1-Month LIBOR + 5.25%, 5.36% (A), 01/31/2028	279,330	279,563
2nd Lien Term Loan B4,
1-Month LIBOR + 5.25%, 5.36% (A), 01/20/2029	225,548	225,661
Term Loan B6,
1-Month LIBOR + 3.13%, 3.23% (A), 11/03/2023	277,688	276,842
Term Loan B8,
1-Month LIBOR + 3.25%, 3.36% (A), 12/23/2026	377,989	375,424
Term Loan B9,
1-Month LIBOR + 3.25%, 3.36% (A), 07/31/2027	331,662	329,382

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.61% (A), 02/09/2026	$ 638,158	$ 636,652
Cimpress Public Ltd. Co.
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (A), 05/17/2028	185,653	185,266
Covanta Holding Corp.
Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (A), 11/30/2028	174,554	174,444
Term Loan C,
1-Month LIBOR + 2.50%, 3.00% (A), 11/30/2028	13,075	13,067
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (A), 11/27/2026	763,734	761,007
Driven Holdings LLC
Term Loan B,
3-Month LIBOR + 3.00%, 3.52% (A), 12/17/2028	178,583	177,913
Garda World Security Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 4.36% (A), 10/30/2026	640,191	640,724
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 05/30/2025	451,983	451,926
IBC Capital Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 3.97% (A), 09/11/2023	621,770	617,366
Prime Security Services Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 12-Month LIBOR + 2.75%, 3.50% (A), 09/23/2026	1,054,816	1,051,784
SITEL Worldwide Corp.
Term Loan,
3-Month LIBOR + 3.75%, 4.25% (A), 08/28/2028	542,498	542,498
Sotheby’s
Term Loan B,
3-Month LIBOR + 4.50%, 5.00% (A), 01/15/2027	858,844	860,991
Victory Buyer LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.25% (A), 11/19/2028	85,046	84,887

		8,401,140

Construction & Engineering - 0.2%
APi Group DE, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (A), 12/18/2028	113,188	113,087
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 06/23/2028	297,840	296,350

Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Service Logic Acquisition, Inc.
Term Loan,
2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 4.75% (A), 10/29/2027	$ 435,816	$ 434,727
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 7.25% (A), 05/14/2029	128,309	128,950
Term Loan,
1-Month LIBOR + 3.50%, 4.25% (A), 05/12/2028	167,262	166,677
VM Consolidated, Inc.
Term Loan B,
1-Week LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 3.33% - 3.60% (A), 03/19/2028	544,180	542,684
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 03/24/2028	343,065	342,314

		2,024,789

Construction Materials - 0.0% (I)
Potters Industries LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 12/14/2027	407,733	407,733

Containers & Packaging - 0.4%
Berlin Packaging LLC
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.25% (A), 03/11/2028	239,043	238,496
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (A), 03/11/2028	405,819	403,181
BWAY Holding Co.
Term Loan B,
1-Month LIBOR + 3.25%, 3.35% (A), 04/03/2024	596,912	590,383
Charter NEX US, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (A), 12/01/2027	498,305	498,460
Flex Acquisition Co., Inc.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (A), 03/02/2028	625,227	623,507
LABL, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 5.50% (A), 10/29/2028	543,432	545,761
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 11/30/2027	105,045	104,936
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (A), 09/20/2028	599,261	597,846
TricorBraun Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 03/03/2028	658,144	653,483

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Trident TPI Holdings, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 4.00%, 4.00% - 4.50% (A), 09/15/2028	$ 11,609	$ 11,618
Term Loan,
3-Month LIBOR + 4.00%, 4.50% (A), 09/15/2028	203,092	203,237
Term Loan B1,
3-Month LIBOR + 3.25%, 4.25% (A), 10/17/2024	467,196	466,417

		4,937,325

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.86% (A), 05/18/2025	1,523,056	1,495,134

Diversified Financial Services - 0.1%
Claros Mortgage Trust, Inc.
Term Loan B,
SOFR + 4.50%, 5.00% (A), 08/09/2026	683,243	684,097

Diversified Telecommunication Services - 0.3%
Cablevision Lightpath LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 11/30/2027	465,874	464,244
Cincinnati Bell, Inc.
Term Loan B2,
SOFR + 3.25%, 3.75% (A), 11/22/2028	121,403	121,221
Intelsat Jackson Holdings SA
Term Loan B3,
Prime Rate + 4.75%, 8.00% (A), 11/27/2023	943,000	939,699
Iridium Satellite LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 3.25% (A), 11/04/2026	646,301	644,483
Telesat Canada
Term Loan B5,
1-Month LIBOR + 2.75%, 2.86% (A), 12/07/2026	919,666	759,299
Virgin Media Bristol LLC
Term Loan Q,
3-Month LIBOR + 3.25%, 3.36% (A), 01/31/2029	342,000	341,145
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.11% (A), 03/09/2027	707,636	697,022

		3,967,113

Electrical Equipment - 0.1%
DiversiTech Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.25% (A), 12/16/2028	227,056	226,843
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 12/02/2024	831,959	831,439
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	347,000	347,867

Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment (continued)
Gates Global LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 3.25% (A), 03/31/2027	$ 402,889	$ 401,671

		1,807,820

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc.
Term Loan B,
TBD, 12/01/2028 (J) (K)	209,915	209,391
Ingram Micro, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (A), 06/30/2028	295,051	294,620
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.18% (A), 08/20/2025	688,273	681,514

		1,185,525

Energy Equipment & Services - 0.0% (I)
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.63% (A), 05/09/2025	163,081	162,266
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 06/03/2027	354,905	359,230

		521,496

Food Products - 0.1%
Nomad Foods Europe Midco Ltd.
Term Loan B4,
3-Month LIBOR + 2.25%, 2.40% (A), 05/15/2024	863,900	858,963

Health Care Equipment & Supplies - 0.1%
Athenahealth, Inc.
Term Loan,
TBD, 01/26/2029 (J) (K)	511,885	509,965
Madison Safety & Flow LLC
1st Lien Term Loan,
TBD, 12/14/2028 (J) (K)	117,085	117,633
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 10/23/2028	282,397	281,140
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.00%, 3.10% (A), 06/30/2025	691,365	690,501

		1,599,239

Health Care Providers & Services - 0.4%
Aveanna Healthcare LLC
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.50% (A), 12/10/2029	128,571	126,643
Delayed Draw Term Loan,
TBD, 07/17/2028 (J) (K)	77,397	77,010
Term Loan B,
1-Month LIBOR + 3.75%, 4.25% (A), 07/17/2028	331,976	330,316

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Bella Holding Co. LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 05/10/2028	$ 401,589	$ 401,230
Cano Health LLC
Term Loan,
SOFR + 4.00%, 5.25% (A), 11/23/2027	270,517	270,179
CHG Healthcare Services, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (A), 09/29/2028	367,618	367,848
Electron BidCo, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 11/01/2028	106,031	105,799
Gainwell Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 10/01/2027	250,732	251,202
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25%, 2.75% (A), 07/03/2028	245,644	244,826
Option Care Health, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (A), 10/27/2028	307,079	306,631
Quantum Health, Inc.
Term Loan,
3-Month LIBOR + 4.50%, 5.25% (A), 12/22/2027	601,648	600,896
Radnet Management, Inc.
Term Loan,
3-Month LIBOR + 3.00%, Prime Rate + 2.00%, 3.75% - 5.25% (A), 04/21/2028	350,886	350,118
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (A), 11/16/2025	821,898	818,816
Upstream Rehabilition, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 4.36% (A), 11/20/2026	724,938	724,032

		4,975,546

Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	731,320	730,405
Navicure, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.11% (A), 10/22/2026	670,144	669,306

		1,399,711

Hotels, Restaurants & Leisure - 1.1%
Arcis Golf LLC
Term Loan B,
3-Month LIBOR + 4.25%, 4.75% (A), 11/24/2028	127,712	127,791
Carnival Corp.
Term Loan B,
6-Month LIBOR + 3.00%, 3.75% (A), 06/30/2025	466,825	461,223
6-Month LIBOR + 3.25%, 4.00% (A), 10/18/2028	203,989	201,779

Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/11/2026	$ 634,695	$ 634,242
Everi Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (A), 08/03/2028	417,963	416,592
Fertitta Entertainment LLC
Term Loan B,
TBD, 01/27/2029 (J) (K)	446,392	448,066
Fogo De Chao, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.25% (A), 04/07/2025	584,000	579,620
Golden Nugget LLC
Term Loan,
1-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	5,993
Herschend Entertainment Co. LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.25% (A), 08/27/2028	178,857	178,857
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (A), 08/02/2028	587,685	586,461
Hornblower Sub LLC
Repriced Term Loan B,
6-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025	994,439	1,026,758
IRB Holding Corp.
Term Loan,
3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	126,546	126,320
Term Loan B,
6-Month LIBOR + 2.75%, 3.75% (A), 02/05/2025	894,653	892,044
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 3.47% (A), 11/12/2026	46,131	45,398
Term Loan B1,
3-Month LIBOR + 3.25%, 3.47% (A), 11/12/2026	350,995	345,416
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (A), 10/20/2025	924,419	903,949
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 2.61% (A), 05/29/2026	325,118	323,340
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month LIBOR + 6.25%, 6.36% (A), 03/01/2026	902,421	894,976
Playa Resorts Holding BV
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 04/29/2024 (J)	807,067	791,822

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 2.86% (A), 08/14/2024	$ 894,349	$ 891,499
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (A), 08/25/2028	797,658	796,661
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.25%, 2.50% (A), 02/08/2027	716,991	710,090
Travelport Finance SARL
Term Loan,
3-Month LIBOR + 1.50%, PIK Rate 7.25%, Cash Rate 0.00%, 2.50% (A), 02/28/2025 (D)	645,548	662,225
3-Month LIBOR + 5.00%, 5.22% (A), 05/29/2026	847,385	697,508
Twin River Worldwide Holdings, Inc.
Term Loan B,
6-Month LIBOR + 3.25%, 3.75% (A), 10/02/2028	342,857	342,381
Whatabrands LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 08/03/2028	462,167	460,883

		13,551,894

Household Durables - 0.1%
C.H.I. Overhead Doors, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 07/31/2025	599,693	600,068
Lakeshore Intermediate LLC
Term Loan,
6-Month LIBOR + 3.50%, 4.00% (A), 09/29/2028	144,880	144,699
Runner Buyer, Inc.
Term Loan B,
3-Month LIBOR + 5.50%, 6.25% (A), 10/20/2028 (J)	306,654	300,521

		1,045,288

Household Products - 0.0% (I)
Diamond BV
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (A), 09/29/2028	527,763	525,783

Insurance - 0.4%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (A), 05/09/2025	1,064,930	1,054,547
Term Loan B4,
1-Month LIBOR + 3.50%, 4.00% (A), 11/06/2027	73,182	73,034
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (A), 02/19/2028	593,062	588,057

Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Broadstreet Partners, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 3.75% (A), 01/27/2027	$ 264,703	$ 263,296
Howden Group Holdings Ltd.
Term Loan B,
TBD, 11/12/2027 (J) (K)	42,120	41,971
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 4.00% (A), 04/25/2025	370,822	370,050
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 4.00% (A), 11/12/2027	681,575	678,735
LEB Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 11/02/2027	549,525	550,074
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (A), 12/31/2025	1,218,139	1,209,955

		4,829,719

Internet & Catalog Retail - 0.0% (I)
CNT Holdings I Corp.
2nd Lien Term Loan,
6-Month LIBOR + 6.75%, 7.50% (A), 11/06/2028	205,369	206,140

IT Services - 0.2%
Allied Universal Holdco LLC
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 05/12/2028	292,276	291,399
Banff Merger Sub, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 3.97% (A), 10/02/2025	295,311	293,793
Moneygram International, Inc.
Term Loan B,
6-Month LIBOR + 4.50%, 5.00% (A), 07/21/2026	321,867	321,465
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/01/2028	418,534	417,936
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.50% (A), 02/15/2028	853,635	844,432
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 11/02/2026	336,767	337,188

		2,506,213

Leisure Products - 0.0% (I)
K-Mac Holdings Corp.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (A), 07/21/2028	410,119	408,752

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.0% (I)
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.00% (A), 11/15/2028	$ 374,315	$ 374,199

Machinery - 0.3%
American Trailer World Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 03/03/2028	418,175	415,910
Circor International, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 5.00% (A), 12/20/2028	270,735	269,213
Engineered Machinery Holdings, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 05/19/2028	425,239	425,771
Filtration Group Corp.
Term Loan,
1-Month LIBOR + 3.50%, 4.00% (A), 10/21/2028	141,705	141,410
Hayward Industries, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 3.00% (A), 05/30/2028	360,707	359,289
Madison IAQ LLC
Term Loan,
6-Month LIBOR + 3.25%, 3.75% (A), 06/21/2028	206,235	205,333
OEConnection LLC
Term Loan B,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 4.11% (A), 09/25/2026	723,561	719,039
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (A), 03/20/2025	775,976	754,636

		3,290,601

Media - 0.6%
Arches Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 12/06/2027	456,839	453,770
CMG Media Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.61% (A), 12/17/2026	1,004,120	996,589
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (A), 09/01/2028	479,616	478,018
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 2.61% (A), 04/15/2027	689,219	680,849
Dotdash Meredith, Inc.
Term Loan B,
SOFR + 4.00%, 4.50% (A), 12/01/2028	602,133	601,380
E.W. Scripps Co.
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (A), 01/07/2028	352,855	352,524

Transamerica Funds	Page 25

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 2.60% (A), 01/02/2026	$ 373,843	$ 371,974
Term Loan D,
1-Month LIBOR + 3.00%, 3.10% (A), 12/01/2028	117,009	116,599
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (A), 05/08/2025	450,000	439,875
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.60% (A), 09/18/2026	502,433	501,098
Rentpath, Inc.
2nd Lien Term Loan,
13.25%, 05/03/2028 (L) (M) (N)	604,214	3,021
United Talent Agency LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 07/07/2028	561,057	561,057
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 4.00% (A), 03/15/2026	832,803	830,721
Term Loan B,
TBD, 01/31/2029 (J) (K)	85,473	85,281
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 3.00%, 3.11% (A), 01/31/2029	314,713	312,667
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 2.61% (A), 04/30/2028	559,305	553,091

		7,338,514

Metals & Mining - 0.2%
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	1,148,936	1,132,276
WP CPP Holdings LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.75% (A), 04/30/2025	796,544	778,622

		1,910,898

Mortgage Real Estate Investment Trusts - 0.0% (I)
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month LIBOR + 3.50%, 4.00% (A), 03/11/2028	546,004	540,544

Oil, Gas & Consumable Fuels - 0.3%
Buckeye Partners LP
Term Loan B,
1-Month LIBOR + 2.25%, 2.35% (A), 11/01/2026	420,034	417,700
Centurion Pipeline Co. LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (A), 09/29/2025	297,698	295,466

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 4.22% (A), 02/07/2025	$ 954,452	$ 951,867
Lucid Energy Group II Borrower LLC
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 11/24/2028	784,702	783,394
Medallion Midland Acquisition LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (A), 10/18/2028	486,826	486,318
Oryx Midstream Services Permian Basin LLC
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (A), 10/05/2028	431,791	430,771
Southwestern Energy Co.
Term Loan,
SOFR + 2.50%, 3.00% (A), 06/22/2027	129,391	129,553
TransMontaigne Operating Co. LP
Term Loan B,
6-Month LIBOR + 3.50%, 4.00% (A), 11/17/2028 (J)	602,097	602,598

		4,097,667

Paper & Forest Products - 0.1%
Vertical US Newco, Inc.
Term Loan B,
6-Month LIBOR + 3.50%, 4.00% (A), 07/30/2027	747,748	747,481

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.35% (A), 04/07/2025	685,260	673,982

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (A), 11/27/2025	736,260	734,236
1-Month LIBOR + 3.00%, 3.11% (A), 06/02/2025	91,564	91,386
Embecta Corp.
Term Loan B,
TBD, 01/27/2029 (J) (K)	78,169	78,006
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 06/02/2028	229,696	229,327

		1,132,955

Professional Services - 0.0% (I)
Prometric Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (A), 01/29/2025	398,974	395,982

Transamerica Funds	Page 26

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 3.25% (A), 08/01/2025	$ 596,985	$ 593,593
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (A), 08/21/2025	582,219	580,035

		1,173,628

Road & Rail - 0.1%
Hertz Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 06/30/2028	295,919	295,642
Term Loan C,
1-Month LIBOR + 3.25%, 3.75% (A), 06/30/2028	56,050	55,997
PODS LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2028	367,867	366,742

		718,381

Semiconductors & Semiconductor Equipment - 0.1%
Altar Bidco, Inc.
2nd Lien Term Loan,
TBD, 02/01/2030 (J) (K)	22,132	22,188
Term Loan,
TBD, 02/01/2029 (J) (K)	312,810	312,125
Bright Bidco BV
Term Loan B,
6-Month LIBOR + 3.50%, 4.50% (A), 06/30/2024	614,640	470,904
MKS Instruments, Inc.
Term Loan,
TBD, 10/21/2028 (J) (K)	279,906	279,206

		1,084,423

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.50% (A), 09/19/2024	586,657	585,272
2nd Lien Term Loan,
3-Month LIBOR + 5.50%, 6.25% (A), 09/19/2025	176,265	177,454
Aruba Investments, Inc.
Term Loan,
6-Month LIBOR + 3.75%, 4.50% (A), 11/24/2027	5,296	5,296
Barracuda Networks, Inc.
1st Lien Term Loan,
TBD, 02/12/2025 (J) (K)	598,485	599,340
Comet Acquisition, Inc.
Term Loan,
6-Month LIBOR + 3.25%, 3.47% - 3.60% (A), 10/24/2025	783,220	774,213
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 5.18% (A), 07/02/2026	827,347	824,451

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 12/29/2028	$ 126,316	$ 123,789
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 12/29/2027	359,054	354,566
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.11% (A), 02/19/2029	151,488	151,993
Term Loan B,
1-Month LIBOR + 4.00%, 4.11% (A), 10/16/2026	965,479	965,026
EP Purchaser LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (A), 11/06/2028	100,147	100,126
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 8.75% (A), 07/31/2028	109,907	112,187
Term Loan,
1-Month LIBOR + 3.25%, 4.00% (A), 07/30/2027	851,225	848,742
Finastra USA, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 06/13/2024	994,723	990,767
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	264,876
GEON Performance Solutions LLC
Term Loan,
3-Month LIBOR + 4.75%, 5.50% (A), 08/18/2028	118,676	119,418
Helios Software Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 3.97% (A), 03/11/2028	456,070	454,701
ION Trading Finance Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 4.97% (A), 04/03/2028	603,714	603,563
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan 2,
3-Month LIBOR + 6.75%, 7.25% (A), 11/18/2029	64,564	64,349
Term Loan,
3-Month LIBOR + 4.00%, 4.50% (A), 12/18/2028	153,293	152,782
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 2.80% (A), 08/28/2026	573,097	565,934
Paysafe Holdings Corp.
Term Loan B1,
1-Month LIBOR + 2.75%, 3.25% (A), 06/28/2028	332,034	324,148
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.61% (A), 06/01/2026	1,000,744	996,455
Proofpoint, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 08/31/2028	419,136	416,458

Transamerica Funds	Page 27

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
RealPage, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 04/24/2028	$ 460,505	$ 457,627
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 5.25%, 5.75% (A), 05/03/2027	63,678	64,155
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 05/04/2026	78,927	78,680
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (A), 05/04/2026	391,536	390,802
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (A), 02/28/2027	402,472	400,334

		11,967,504

Specialty Retail - 0.3%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 04/13/2028	61,769	61,679
Term Loan B3,
3-Month LIBOR + 2.25%, 2.56% (A), 10/30/2026	336,432	335,381
Franchise Group Intermediate Holdco LLC
Term Loan B,
3-Month LIBOR + 4.75%, 5.50% (A), 03/10/2026	480,377	478,776
Great Outdoors Group LLC
Term Loan B1,
3-Month LIBOR + 3.75%, 4.50% (A), 03/06/2028	1,073,746	1,072,404
Leslie’s Poolmart, Inc.
Term Loan B,
6-Month LIBOR + 2.50%, 3.02% (A), 03/09/2028	399,002	398,316
Rent-A-Center, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 02/17/2028	373,804	372,402
Restoration Hardware, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (A), 10/20/2028	362,750	361,692
Storable, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (A), 04/17/2028	310,793	310,663
Wand NewCo 3, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.18% (A), 02/05/2026 (J)	487,524	479,776

		3,871,089

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (A), 11/06/2023	816,043	808,563

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG
Term Loan B,
6-Month LIBOR + 3.25%, 3.75% (A), 04/28/2028	$ 349,923	$ 349,158
Tory Burch LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (A), 04/16/2028	410,726	410,041
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	713,201	700,497

		1,459,696

Thrifts & Mortgage Finance - 0.0% (I)
Walker & Dunlop, Inc.
Term Loan,
SOFR + 2.25%, 2.75% (A), 12/16/2028	112,824	112,542

Trading Companies & Distributors - 0.0% (I)
Pro Mach Group, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (A), 08/31/2028	171,247	171,614

Transportation Infrastructure - 0.0% (I)
KKR Apple Bidco LLC
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 6.25% (A), 09/21/2029	32,722	33,156
Term Loan,
1-Month LIBOR + 3.00%, 3.50% (A), 09/23/2028	197,075	196,459

		229,615

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.69%, 3.93% (A), 01/31/2026	760,618	755,104
Term Loan B13,
2-Month LIBOR + 4.00%, 4.11% (A), 08/14/2026	350,355	348,666
CCI Buyer, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 12/17/2027	423,932	424,374
Eagle Broadband Investments LLC
Term Loan,
3-Month LIBOR + 3.00%, 3.75% (A), 11/12/2027	403,592	402,330

		1,930,474

Total Loan Assignments (Cost $118,220,704)		118,604,169

U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Bond
1.38%, 08/15/2050	871,000	732,661
1.75%, 08/15/2041	318,000	296,634
2.00%, 11/15/2041 - 08/15/2051	2,818,000	2,754,398
2.38%, 05/15/2051	429,000	455,142

Transamerica Funds	Page 28

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.13%, 12/31/2022	$ 8,472,000	$ 8,422,690
1.38%, 10/31/2028	401,000	391,445
1.38%, 11/15/2031 (G)	3,688,000	3,554,310

Total U.S. Government Obligations (Cost $16,828,483)		16,607,280

	Shares	Value
COMMON STOCKS - 0.0% (I)
Energy Equipment & Services - 0.0% (I)
Hi-Crush, Inc. (E) (F) (M)	8,965	3,676

Machinery - 0.0%
Ameriforge Group, Inc. (E) (F) (M) (O)	2,679	0

Total Common Stocks (Cost $91,086)		3,676

PREFERRED STOCKS - 0.4%
Banks - 0.2%
Bank of America Corp.,
Series K, Fixed until 12/15/2066, 6.45% (A) (G)	6,800	181,628
Customers Bancorp, Inc., 5.38%	79,110	2,081,384

		2,263,012

Insurance - 0.1%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A)	49,577	1,328,663

	Shares	Value
PREFERRED STOCKS (continued)
Insurance (continued)
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A)	10,512	$ 292,339

		1,621,002

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50%	28,625	701,313

Total Preferred Stocks (Cost $4,362,224)		4,585,327

SHORT-TERM INVESTMENT COMPANY - 9.1%
Money Market Fund - 9.1%
State Street Institutional U.S. Government Money Market Fund, 0.03% (P)	112,997,010	112,997,010

Total Short-Term Investment Company (Cost $112,997,010)		112,997,010

OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (P)	53,677,301	53,677,301

Total Other Investment Company (Cost $53,677,301)		53,677,301

Total Investments (Cost $1,291,277,637)		1,278,697,210
Net Other Assets (Liabilities) - (3.2)%		(39,732,464)

Net Assets - 100.0%		$ 1,238,964,746

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(750)	03/22/2022	$(96,748,275)	$(95,976,563)	$771,712	$—
10-Year U.S. Treasury Ultra Note	(641)	03/22/2022	(92,282,449)	(91,552,828)	729,621	—
30-Year U.S. Treasury Bond	(100)	03/22/2022	(15,812,253)	(15,562,500)	249,753	—
German Euro BOBL	(70)	03/08/2022	(10,529,127)	(10,399,555)	129,572	—
German Euro Bund	(112)	03/08/2022	(21,668,273)	(21,278,509)	389,764	—
German Euro BUXL	(14)	03/08/2022	(3,291,582)	(3,197,564)	94,018	—
U.S. Treasury Ultra Bond	(184)	03/22/2022	(35,482,796)	(34,764,500)	718,296	—

Total Futures Contracts					$3,082,736	$—

Transamerica Funds	Page 29

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	02/18/2022	USD	42,781,461	EUR	37,525,000	$609,664	$—
JPMS	03/16/2022	USD	33,289,056	EUR	29,400,800	224,987	—
JPMS	03/18/2022	USD	36,285,221	EUR	32,000,000	296,019	—
JPMS	03/18/2022	EUR	700,000	USD	791,485	—	(4,221)

Total						$1,130,670	$(4,221)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$120,212,972	$—	$120,212,972
Convertible Bond	—	—	1,360,385	1,360,385
Corporate Debt Securities	—	826,951,411	—	826,951,411
Foreign Government Obligations	—	23,697,679	—	23,697,679
Loan Assignments	—	118,604,169	—	118,604,169
U.S. Government Obligations	—	16,607,280	—	16,607,280
Common Stocks	—	—	3,676	3,676
Preferred Stocks	4,585,327	—	—	4,585,327
Short-Term Investment Companies	112,997,010	—	—	112,997,010
Other Investment Company	53,677,301	—	—	53,677,301

Total Investments	$171,259,638	$1,106,073,511	$1,364,061	$1,278,697,210

Other Financial Instruments
Futures Contracts (S)	$3,082,736	$—	$—	$3,082,736
Forward Foreign Currency Contracts (S)	—	1,130,670	—	1,130,670

Total Other Financial Instruments	$3,082,736	$1,130,670	$—	$4,213,406

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (S)	$—	$(4,221)	$—	$(4,221)

Total Other Financial Instruments	$—	$(4,221)	$—	$(4,221)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Funds	Page 30

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $361,245,386, representing 29.2% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $291,482,454, representing 23.5% of the Fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $1,364,061, representing 0.1% of the Fund’s net assets.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,147,966, collateralized by cash collateral of $53,677,301 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,606,673. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	All or a portion of the security represents unsettled loan commitments at January 31, 2022 where the rate will be determined at time of settlement.
(L)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the value of this security is $3,021, representing less than 0.1% of the Fund’s net assets.
(M)	Restricted securities. At January 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan 13.25%, 05/03/2028	04/06/2021	105,125	3,021	0.0	%(I)
Common Stocks	Hi-Crush, Inc.	10/09/2020	0	3,676	0.0	(I)
Common Stocks	Ameriforge Group, Inc.	04/20/2016- 05/13/2016	91,268	0	0.0	(I)

Total			$196,393	$6,697	0.0	%(I)

(N)	Non-income producing security.
(O)	Security deemed worthless.
(P)	Rates disclosed reflect the yields at January 31, 2022.
(Q)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 31

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Unconstrained Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 32

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 33